                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0578
                                                       Expires:  May 31, 2007
                                                       Estimated average burden
                                                       hours per response: 21.09
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file
number                      811-01540
       -------------------------------------------------------------------------


                                 AIM Funds Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


      Robert H. Graham   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     (713)626-1919
                                                    -------------------

Date of fiscal year end:    12/31
                         ------------------

Date of reporting period:   09/30/05
                          -----------------

Item 1.  Schedule of Investments.

                            AIM BASIC BALANCED FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005





AIMinvestments.com     BBA-QTR-1 9/05   A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                 --Registered Trademark--          --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                                   MARKET
                                                                                            SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS--61.68%
ADVERTISING--2.72%
-----------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The)(a)                                                   1,844,000          $    21,464,160
=============================================================================================================================
Omnicom Group Inc.                                                                           461,000               38,553,430
=============================================================================================================================
                                                                                                                   60,017,590

AEROSPACE & DEFENSE--1.00%
Honeywell International Inc.                                                                 586,640               21,999,000
=============================================================================================================================

ALUMINUM--0.74%
Alcoa Inc.                                                                                   663,770               16,209,263
=============================================================================================================================

APPAREL RETAIL--0.79%
Gap, Inc. (The)                                                                              999,300               17,417,800
=============================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.17%
Bank of New York Co., Inc. (The)                                                             876,140               25,767,277
=============================================================================================================================

BREWERS--0.87%
Molson Coors Brewing Co.-Class B                                                             300,000               19,203,000
=============================================================================================================================

BUILDING PRODUCTS--1.63%
American Standard Cos. Inc.                                                                  304,600               14,179,130
-----------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                  712,900               21,871,772
=============================================================================================================================
                                                                                                                   36,050,902
=============================================================================================================================

COMMUNICATIONS EQUIPMENT--0.00%
Lucent Technologies Inc.-Wts., expiring 12/10/07(b)                                           22,049                   20,947
=============================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.19%
Deere & Co.                                                                                   69,350                4,244,220
=============================================================================================================================

CONSTRUCTION MATERIALS--1.04%
Cemex S.A. De C.V.-ADR (Mexico)                                                              440,408               23,033,338
=============================================================================================================================


BBA-QTR-1                             F-1

                                                                                                                   MARKET
                                                                                             SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER ELECTRONICS--1.72%
Koninklijke (Royal) Philips Electronics N.V.-New York
Shares (Netherlands)                                                                         621,000          $    16,568,280
-----------------------------------------------------------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                                                                       647,000               21,473,930
=============================================================================================================================
                                                                                                                   38,042,210
=============================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.60%
Ceridian Corp.(a)                                                                            928,400               19,264,300
-----------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                             950,060               38,002,400
=============================================================================================================================
                                                                                                                   57,266,700
=============================================================================================================================

DIVERSIFIED BANKS--0.02%
HSBC Capital Funding L.P. (United Kingdom), 4.61% Pfd.
(Acquired 11/05/03; Cost $419,634)(c)(d)                                                     450,000                  430,636
=============================================================================================================================

DIVERSIFIED CAPITAL MARKETS--0.06%
UBS Preferred Funding Trust I, 8.62% Pfd.(d)                                               1,185,000                1,381,556
=============================================================================================================================

DIVERSIFIED CHEMICALS--0.29%
Dow Chemical Co. (The)                                                                       152,800                6,367,176
=============================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.39%
Cendant Corp.                                                                              1,483,900               30,627,696
=============================================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--1.65%
Waste Management, Inc.                                                                     1,275,700               36,497,777
=============================================================================================================================

FOOD RETAIL--2.20%
Kroger Co. (The)(a)                                                                        1,302,400               26,816,416
-----------------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                                                                 851,500               21,798,400
=============================================================================================================================
                                                                                                                   48,614,816
=============================================================================================================================

GENERAL MERCHANDISE STORES--1.35%
Target Corp.                                                                                 572,560               29,733,041
=============================================================================================================================

HEALTH CARE DISTRIBUTORS--4.28%
Cardinal Health, Inc.                                                                        909,500               57,698,680
-----------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                               773,700               36,712,065
=============================================================================================================================
                                                                                                                   94,410,745
=============================================================================================================================

HEALTH CARE EQUIPMENT--1.05%
Baxter International Inc.                                                                    578,700               23,072,769
=============================================================================================================================


BBA-QTR-1                             F-2

                                                                                                                 MARKET
                                                                                            SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES--1.23%
HCA Inc.                                                                                     568,100          $    27,223,352
=============================================================================================================================

INDUSTRIAL CONGLOMERATES--3.78%
General Electric Co.                                                                       1,010,310               34,017,138
-----------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                    1,776,200               49,467,170
=============================================================================================================================
                                                                                                                   83,484,308
=============================================================================================================================

INDUSTRIAL MACHINERY--1.19%
Illinois Tool Works Inc.                                                                     318,650               26,234,455
=============================================================================================================================

INVESTMENT BANKING & BROKERAGE--2.53%
Merrill Lynch & Co., Inc.                                                                    433,090               26,570,072
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                               540,950               29,178,843
=============================================================================================================================
                                                                                                                   55,748,915
=============================================================================================================================

LIFE & HEALTH INSURANCE--0.09%
Aegon N.V. (Netherlands), 6.38% Pfd.                                                          79,800                2,034,102
=============================================================================================================================

MANAGED HEALTH CARE--2.12%
WellPoint, Inc.(a)                                                                           616,800               46,765,776
=============================================================================================================================

MOVIES & ENTERTAINMENT--1.30%
Walt Disney Co. (The)                                                                      1,188,700               28,683,331
=============================================================================================================================

MULTI-LINE INSURANCE--1.36%
Hartford Financial Services Group, Inc. (The)                                                389,100               30,026,847
=============================================================================================================================

OIL & GAS DRILLING--1.65%
Transocean Inc.(a)                                                                           592,390               36,319,431
=============================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--4.35%
Halliburton Co.                                                                              904,500               61,976,340
-----------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                            402,180               33,935,948
=============================================================================================================================
                                                                                                                   95,912,288
=============================================================================================================================


BBA-QTR-1                             F-3

                                                                                                                MARKET
                                                                                             SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.17%
ABN AMRO XVII Custodial Receipts-Series MM17, 3.80%
Floating Rate Pfd. (Acquired 5/11/05; Cost $5,935,029)(c)(d)(e)                                   59          $     5,900,000
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.                                                                               937,283               42,665,122
-----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                       1,038,918               35,250,488
-----------------------------------------------------------------------------------------------------------------------------

Zurich RegCaPS Funding Trust III, 4.25% Floating Rate Pfd.
(Acquired 06/03/04-09/28/04; Cost $3,364,358)(c)(d)(f)                                         3,450                3,437,128
-----------------------------------------------------------------------------------------------------------------------------

Zurich RegCaPS Funding Trust IV, 4.32% Floating Rate Pfd.
(Acquired 01/19/05; Cost $1,220,601)(c)(d)(f)                                                  1,250                1,222,626
-----------------------------------------------------------------------------------------------------------------------------

Zurich RegCaPS Funding Trust VI, 4.50% Floating Rate Pfd.
(Acquired 01/19/05; Cost $3,545,855)(c)(d)(f)                                                  3,650                3,560,484
=============================================================================================================================
                                                                                                                   92,035,848
=============================================================================================================================

PACKAGED FOODS & MEATS--1.79%
Kraft Foods Inc.-Class A                                                                     604,000               18,476,360
-----------------------------------------------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)(g)                                                               296,350               21,108,839
=============================================================================================================================
                                                                                                                   39,585,199
=============================================================================================================================

PHARMACEUTICALS--4.38%
Pfizer Inc.                                                                                1,201,490               30,001,205
-----------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)(g)                                                                   487,252               40,362,616
-----------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                        569,790               26,364,183
=============================================================================================================================
                                                                                                                   96,728,004
=============================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.44%
ACE Ltd.                                                                                     674,800               31,762,836
=============================================================================================================================

SYSTEMS SOFTWARE--1.72%
Computer Associates International, Inc.                                                    1,363,742               37,925,665
=============================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.82%
Fannie Mae                                                                                   571,439               25,611,896
-----------------------------------------------------------------------------------------------------------------------------
Fannie Mae-Series J, 4.72%  Floating Rate Pfd.(h)                                             56,850                2,836,815
-----------------------------------------------------------------------------------------------------------------------------
Fannie Mae-Series K, 5.40% Floating Rate Pfd.(h)                                              59,850                2,962,575
-----------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                  156,000                8,807,760
=============================================================================================================================
                                                                                                                   40,219,046
=============================================================================================================================

Total Stocks & Other Equity Interests (Cost $1,166,322,818)                                                     1,361,097,862
_____________________________________________________________________________________________________________________________
=============================================================================================================================


BBA-QTR-1                             F-4

                                                                                        PRINCIPAL                MARKET
                                                                                         AMOUNT                   VALUE
-----------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES--19.34%
AEROSPACE & DEFENSE--0.02%

Lockheed Martin Corp., Bonds, 8.50%, 12/01/29(d)                                     $       390,000          $       540,684
=============================================================================================================================

AGRICULTURAL PRODUCTS--0.05%

Archer-Daniels-Midland Co., Notes, 5.38%, 09/15/35(d)                                      1,240,000                1,206,148
=============================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.06%
Nuveen Investments, Inc., Sr. Unsec. Sub. Notes, 5.50%,
09/15/15(d)                                                                                1,400,000                1,391,334
=============================================================================================================================

AUTOMOBILE MANUFACTURERS--0.45%
DaimlerChrysler North America Holding Corp., Gtd. Global
Notes, 6.40%, 05/15/06(d)                                                                  1,170,000                1,182,063
-----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., Unsec. Gtd
Global Notes, 8.50%, 01/18/31(d)                                                             175,000                  212,721
-----------------------------------------------------------------------------------------------------------------------------

DaimlerChrysler North America Holding Corp., Unsec. Gtd
Unsub. Global Notes, 7.25%, 01/18/06(d)                                                    4,400,000                4,432,032
-----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp.-Series D, Gtd
Floating Rate Medium Term Notes, 4.43%, 05/24/06(d)(f)                                     4,145,000                4,152,882
=============================================================================================================================
                                                                                                                    9,979,698
=============================================================================================================================

BROADCASTING & CABLE TV--1.62%
Comcast Corp., Sr. Notes, 8.30%, 05/15/06 (d)                                              1,950,000                1,994,265
-----------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Notes,
6.88%, 02/15/06 (d)                                                                        8,370,000                8,443,321
-----------------------------------------------------------------------------------------------------------------------------
8.38%, 11/01/05 (d)                                                                        1,820,000                1,834,524
-----------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Sub. Notes, 10.50%, 06/15/06 (d)                                 3,700,000                3,863,392
-----------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Unsub. Notes, 6.38%, 01/30/06 (d)                                1,225,000                1,233,085
-----------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Unsec. Gtd. Global Notes, 9.46%, 11/15/22 (d)                               1,250,000                1,680,287
-----------------------------------------------------------------------------------------------------------------------------

Cox Radio, Inc., Sr. Unsec. Notes,  6.63%, 02/15/06 (d)                                      825,000                  831,501
-----------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp, Sr. Unsec. Gtd. Unsub. Notes, 6.75%,
11/15/05 (d)                                                                               5,830,000                5,842,476
-----------------------------------------------------------------------------------------------------------------------------

Time Warner Cos., Inc., Notes, 8.18%, 08/15/07 (d)                                         2,775,000                2,944,192
-----------------------------------------------------------------------------------------------------------------------------

Time Warner Cos., Inc., Unsec. Deb., 9.15%, 02/01/23 (d)                                   3,580,000                4,642,222
-----------------------------------------------------------------------------------------------------------------------------

Time Warner Entertainment Co. L.P., Sr. Unsec. Deb.,
8.38%, 03/15/23 (d)                                                                        2,050,000                2,494,460
=============================================================================================================================
                                                                                                                   35,803,725
=============================================================================================================================


BBA-QTR-1                           F-5

                                                                                          PRINCIPAL               MARKET
                                                                                           AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PRINTING--0.08%

Deluxe Corp., Medium Term Notes, 2.75%, 09/15/06 (d)                                 $     1,725,000          $     1,693,087
=============================================================================================================================

CONSUMER ELECTRONICS--0.05%
Koninklijke (Royal) Philips Electronics N.V
(Netherlands), Yankee Notes, 8.38%, 09/15/06 (d)                                           1,130,000                1,168,889
=============================================================================================================================

CONSUMER FINANCE--1.83%
Capital One Bank, Sr. Medium Term Global Notes, 6.88%,
02/01/06 (d)                                                                               3,625,000                3,655,994
-----------------------------------------------------------------------------------------------------------------------------
Capital One Bank, Sub. Notes, 6.50%, 06/13/13 (d)                                            990,000                1,072,388
-----------------------------------------------------------------------------------------------------------------------------
Capital One Capital I, Sub. Floating Rate Trust Pfd.
Bonds, 5.24%, 02/01/27 (Acquired 09/16/04; Cost $3,465,960) (c)(d)(f)                      3,400,000                3,411,220
-----------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec. Notes, 7.25%,
05/01/06 (d)                                                                               4,505,000                4,575,638
-----------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., Unsec. Notes, 7.13%, 08/01/08 (d)                               545,000                  576,141
-----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Notes, 6.50%, 02/15/06 (d)                                          1,687,000                1,691,066
-----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Global Notes,
6.50%, 01/25/07 (d)                                                                        2,090,000                2,097,085
-----------------------------------------------------------------------------------------------------------------------------
6.88%, 02/01/06 (d)                                                                       15,520,000               15,591,547
-----------------------------------------------------------------------------------------------------------------------------

Ford Motor Credit Co., Unsec. Notes, 6.13%, 01/09/06 (d)                                     990,000                  991,831
-----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Floating Rate Medium Term
Notes, 4.68%, 05/18/06 (d)(f)                                                              5,400,000                5,423,652
-----------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., Sr. Unsec. Global Notes, 6.75%,
05/15/11 (d)                                                                               1,100,000                1,192,983
-----------------------------------------------------------------------------------------------------------------------------
MBNA Corp., Notes, 6.13%, 03/01/13 (d)                                                       170,000                  182,118
=============================================================================================================================
                                                                                                                   40,461,663
=============================================================================================================================

DIVERSIFIED BANKS--1.24%
AB Spintab (Sweden), Bonds, 7.50% (Acquired 02/12/04; Cost
$3,928,390) (c)(d)(i)                                                                      3,520,000                3,608,936
-----------------------------------------------------------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06 (Acquired
03/05/03; Cost $582,251) (c)(d)                                                              525,000                  528,134
-----------------------------------------------------------------------------------------------------------------------------

Bangkok Bank PCL (Hong Kong), Unsec. Sub. Notes, 9.03%,
03/15/29 (Acquired 04/22/05; Cost $3,912,563) (c)(d)                                       3,125,000                3,999,094
-----------------------------------------------------------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating Rate Trust Pfd.
Notes, 4.39%, 06/08/28 (d)(f)                                                              1,565,000                1,519,599
-----------------------------------------------------------------------------------------------------------------------------

Centura Capital Trust I, Gtd. Trust Pfd. Notes, 8.85%,
06/01/27 (Acquired 05/22/03; Cost $1,847,528) (c)(d)                                       1,460,000                1,600,890
-----------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, Unsec. Global Notes, 6.88%,
03/15/12 (d)                                                                               1,050,000                1,167,001
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc., Sub. Medium Term Notes,
7.75%, 05/15/06 (Acquired 04/06/05; Cost $296,260) (c)(d)                                    285,000                  290,518
-----------------------------------------------------------------------------------------------------------------------------
Danske Bank A/S (Denmark), First Tier Bonds, 5.91%
(Acquired 06/07/04; Cost $1,345,000) (c)(d)(i)                                             1,345,000                1,419,688
=============================================================================================================================


BBA-QTR-1                              F-6

                                                                                          PRINCIPAL               MARKET
                                                                                           AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)
Lloyds Bank PLC (United Kingdom)-Series 1, Unsec. Sub.
Floating Rate Euro Notes, 3.88% (d)(i)(j)                                            $     4,010,000          $     3,495,280
-----------------------------------------------------------------------------------------------------------------------------
National Bank of Canada (Canada), Floating Rate Euro Deb.,
4.19%, 08/29/87 (d)(j)                                                                     1,580,000                1,318,407
-----------------------------------------------------------------------------------------------------------------------------

National Westminster Bank PLC (United Kingdom)-Series B,
Unsec. Sub. Floating Rate Euro Notes, 4.25% (d)(i)(j)                                      1,150,000                  991,797
-----------------------------------------------------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb., 8.25%, 11/01/24 (d)                                915,000                1,185,565
-----------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd. Global Notes,
5.51%, (d)(i)                                                                              1,140,000                1,158,434
-----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank N.A., Sub. Global Notes, 4.80%, 11/01/14 (d)                                   500,000                  491,335
-----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Bank, FA-Series 11, Sub. Global Notes,
6.88%, 06/15/11 (d)                                                                        1,500,000                1,642,800
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.75%,
10/15/07 (d)                                                                               3,025,000                2,979,020
=============================================================================================================================
                                                                                                                   27,396,498
=============================================================================================================================

DIVERSIFIED CAPITAL MARKETS--0.05%
JPMorgan Chase & Co,. Sub. Global Notes, 6.75%, 02/01/11 (d)                                 985,000                1,071,138
=============================================================================================================================

DIVERSIFIED CHEMICALS--0.18%
Dow Capital B.V. (Netherlands)-Series G, Medium Term
Notes, 8.64%, 06/01/22 (d)                                                                 3,180,000                4,056,599
=============================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.29%
Cendant Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/06 (d)                                6,320,000                6,436,730
=============================================================================================================================

ELECTRIC UTILITIES--0.93%
AmerenEnergy Generating Co.-Series C, Sr. Unsec. Global
Notes, 7.75%, 11/01/05 (d)                                                                   370,000                  370,958
-----------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.-Series A, Unsec. Unsub
Global Notes, 6.13%, 05/15/06 (d)                                                          2,090,000                2,111,025
-----------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series A, Unsec
Deb.,  7.75%, 06/01/26 (d)                                                                   955,000                  975,513
-----------------------------------------------------------------------------------------------------------------------------
Duke Capital LLC, Sr. Unsec. Notes, 4.30%, 05/18/06 (d)                                    1,910,000                1,908,739
-----------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec. Notes, 7.13%,
12/15/05 (d)                                                                                 350,000                  351,809
-----------------------------------------------------------------------------------------------------------------------------
Pepco Holdings, Inc., Unsec. Unsub. Notes, 3.75%, 02/15/06 (d)                             3,950,000                3,940,322
-----------------------------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp., Sr. Unsec. Notes, 6.40%,
04/01/06 (d)                                                                               6,030,000                6,087,767
-----------------------------------------------------------------------------------------------------------------------------
PPL Energy Supply LLC-Series A, Sr. Unsec. Global Notes,
6.40%, 11/01/11 (d)                                                                           45,000                   48,260
-----------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., Sr. Unsec. Notes, 6.75%, 03/01/06 (d)                               4,610,000                4,653,518
=============================================================================================================================
                                                                                                                   20,447,911
=============================================================================================================================


BBA-QTR-1                           F-7

                                                                                         PRINCIPAL                MARKET
                                                                                          AMOUNT                   VALUE
-----------------------------------------------------------------------------------------------------------------------------
FOOD RETAIL--0.33%
Safeway Inc., Sr. Unsec. Floating Rate Notes, 4.16%,
11/01/05 (d)(f)                                                                      $     3,570,000          $     3,569,315
-----------------------------------------------------------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Notes,
2.50%, 11/01/05 (d)                                                                        1,390,000                1,388,276
-----------------------------------------------------------------------------------------------------------------------------
6.15%, 03/01/06 (d)                                                                        2,300,000                2,316,330
=============================================================================================================================
                                                                                                                    7,273,921
=============================================================================================================================

FOREST PRODUCTS--0.09%
Weyerhaeuser Co. (Canada), Unsec. Yankee Notes, 6.75%,
02/15/06 (d)                                                                               1,900,000                1,908,702
=============================================================================================================================

GAS UTILITIES--0.19%
CenterPoint Energy Resources Corp., Unsec. Deb., 6.50%,
02/01/08 (d)                                                                                 385,000                  398,737
-----------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%, 11/28/05 (d)                                 3,765,000                3,778,027
=============================================================================================================================
                                                                                                                    4,176,764
=============================================================================================================================

HEALTH CARE DISTRIBUTORS--0.09%

Cardinal Health, Inc., Unsec. Notes, 6.00%, 01/15/06 (d)                                   1,910,000                1,918,117
=============================================================================================================================

HEALTH CARE SERVICES--0.21%

Caremark Rx, Inc., Sr. Unsec. Notes, 7.38%, 10/01/06 (d)                                   2,825,000                2,890,455
-----------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics Inc., Sr. Unsec. Gtd. Notes, 6.75%,
07/12/06 (d)                                                                               1,635,000                1,660,539
=============================================================================================================================
                                                                                                                    4,550,994
=============================================================================================================================

HOMEBUILDING--0.38%

D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%, 08/15/11 (d)                                   1,000,000                1,100,000
-----------------------------------------------------------------------------------------------------------------------------

Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%, 10/24/05 (d)                                    670,000                  670,958
-----------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub. Notes, 8.00%,
08/15/06 (d)                                                                               6,470,000                6,624,245
=============================================================================================================================
                                                                                                                    8,395,203
=============================================================================================================================

HOUSEHOLD PRODUCTS--0.01%
Procter & Gamble Co. (The), Sr. Global Notes, 4.75%,
06/15/07 (d)                                                                                 195,000                  196,026
=============================================================================================================================

HOUSEWARES & SPECIALTIES--0.17%
American Greetings Corp., Unsec. Putable Deb., 6.10%,
08/01/08 (d)                                                                               3,600,000                3,710,340
=============================================================================================================================


BBA-QTR-1                           F-8

                                                                                         PRINCIPAL               MARKET
                                                                                           AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.15%
PSEG Power LLC,  Sr. Unsec. Gtd. Global Notes, 6.88%,
04/15/06 (d)                                                                         $     3,231,000          $     3,271,808
=============================================================================================================================

INDUSTRIAL CONGLOMERATES--0.27%
Tyco International Group S.A. (Luxembourg), Sr. Unsec
Gtd. Unsub. Yankee Notes, 6.38%, 02/15/06 (d)                                              1,600,000                1,611,376
-----------------------------------------------------------------------------------------------------------------------------

Tyco International Group S.A. (Luxembourg), Unsec. Gtd
Unsub. Yankee Notes, 5.80%, 08/01/06 (d)                                                   3,550,000                3,586,352
-----------------------------------------------------------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%, 06/30/06 (Acquired
10/08/03; Cost $905,816) (c)(d)                                                              800,000                  817,424
=============================================================================================================================
                                                                                                                    6,015,152
=============================================================================================================================

INTEGRATED OIL & GAS--0.46%
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28 (d)                                           1,100,000                1,167,848
-----------------------------------------------------------------------------------------------------------------------------
Duke Energy Field Services, LLC, Sr. Unsec. Notes, 7.88%,
08/16/10 (d)                                                                               1,165,000                1,309,320
-----------------------------------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%, 08/15/28 (d)                                 6,944,000                7,638,400
=============================================================================================================================
                                                                                                                   10,115,568
=============================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.87%
BellSouth Corp., Bonds, 6.55%, 06/15/34 (d)                                                   30,000                   32,310
-----------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., Global Bonds, 5.20%, 09/15/14 (d)                                           920,000                  924,370
-----------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.-Series C, Sr. Unsec. Notes, 6.55%,
12/01/05 (d)                                                                               4,630,000                4,646,205
-----------------------------------------------------------------------------------------------------------------------------

France Telecom S.A. (France), Sr. Unsec. Global Notes,
 7.20%, 03/01/06 (d)                                                                       1,800,000                1,822,878
-----------------------------------------------------------------------------------------------------------------------------
 8.50%, 03/01/31 (d)                                                                       1,840,000                2,451,248
-----------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc., Global Notes, 5.10%, 09/15/14 (d)                                 1,150,000                1,141,628
-----------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 7.13%,
01/30/06 (d)                                                                               5,375,000                5,423,913
-----------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., Unsec. Gtd. Notes, 4.78%, 08/17/06 (d)                               9,550,000                9,574,162
-----------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22 (d)                                             2,630,000                3,478,701
-----------------------------------------------------------------------------------------------------------------------------
Telus Corp. (Canada), Yankee Notes, 7.50%, 06/01/07 (d)                                      885,000                  924,294
-----------------------------------------------------------------------------------------------------------------------------
Verizon California Inc.-Series F, Unsec. Deb., 6.75%,
05/15/27 (d)                                                                               1,100,000                1,161,303
-----------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
6.36%, 04/15/06 (d)                                                                          443,000                  447,419
-----------------------------------------------------------------------------------------------------------------------------
8.75%, 11/01/21 (d)                                                                        1,435,000                1,843,803
-----------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., Global Bonds, 5.85%,
09/15/35 (d)                                                                               3,060,000                3,012,142
-----------------------------------------------------------------------------------------------------------------------------
Verizon Maryland Inc.-Series A, Unsec. Global Notes,
6.13%, 03/01/12 (d)                                                                        1,215,000                1,272,008
-----------------------------------------------------------------------------------------------------------------------------
Verizon New York Inc., Unsec. Deb., 7.00%, 12/01/33 (d)                                    2,070,000                2,150,212
-----------------------------------------------------------------------------------------------------------------------------


BBA-QTR-1                            F-9

                                                                                         PRINCIPAL              MARKET
                                                                                           AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Verizon Virginia Inc.-Series A, Unsec. Global Deb., 4.63%,
03/15/13 (d)                                                                         $     1,050,000          $     1,000,629
=============================================================================================================================
                                                                                                                   41,307,225
=============================================================================================================================

INTERNET SOFTWARE & SERVICES--0.09%
Aramark Services Inc., Unsec. Gtd. Notes, 7.00%, 07/15/06 (d)                              1,880,000                1,913,614
=============================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.11%
Goldman Sachs Group, Inc. (The), Global Notes, 4.75%,
07/15/13 (d)                                                                                 930,000                  912,656
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Unsec. Sub. Notes, 7.63%,
06/01/06 (d)                                                                               1,050,000                1,071,242
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B, Medium Term Notes,
5.30%, 09/30/15 (d)                                                                          345,000                  350,047
=============================================================================================================================
                                                                                                                    2,333,945
=============================================================================================================================

LIFE & HEALTH INSURANCE--0.26%

Prudential Holdings, LLC-Series B, Bonds, (INS-Financial
Security Assurance Inc.) 7.25%, 12/18/23 (Acquired
01/22/04-01/29/04; Cost $5,041,881) (c)(d)(k)                                              4,275,000                5,054,846
-----------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes, 8.00%, 10/30/06 (d)                                 625,000                  648,175
=============================================================================================================================
                                                                                                                    5,703,021
=============================================================================================================================

MANAGED HEALTH CARE--0.14%
CIGNA Corp., Notes, 6.38%, 01/15/06 (d)                                                    3,030,000                3,046,392
=============================================================================================================================

MOVIES & ENTERTAINMENT--0.19%
Time Warner Inc., Sr. Unsec. Gtd. Unsub. Global Notes,
6.13%, 04/15/06 (c)(d)(k)                                                                  2,000,000                2,017,940
-----------------------------------------------------------------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd. Global Notes, 6.40%, 01/30/06 (d)                             2,140,000                2,154,145
=============================================================================================================================
                                                                                                                    4,172,085
=============================================================================================================================

MULTI-LINE INSURANCE--0.15%
AIG SunAmerica Global Financing IX, Notes, 5.10%, 01/17/07
(Acquired 08/03/05; Cost $2,310,793) (c)(d)                                                2,290,000                2,306,625
-----------------------------------------------------------------------------------------------------------------------------
American General Finance Corp.-Series H, Medium Term
Global Notes, 4.00%, 03/15/11 (c)(d)                                                       1,135,000                1,079,408
=============================================================================================================================
                                                                                                                    3,386,033
=============================================================================================================================

MULTI-UTILITIES--0.29%
DTE Energy Co., Sr. Unsec. Unsub. Notes, 6.45%, 06/01/06 (d)                               2,000,000                2,024,700
-----------------------------------------------------------------------------------------------------------------------------
Sempra Energy, Sr. Unsec. Unsub. Notes, 6.95%, 12/01/05 (d)                                4,430,000                4,448,562
=============================================================================================================================
                                                                                                                    6,473,262
=============================================================================================================================


BBA-QTR-1                             F-10

                                                                                         PRINCIPAL                MARKET
                                                                                           AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------------------
MUNICIPALITIES--1.24%
Brownsville (City of), Texas; Refunding & Improvement
Utilities System Series 2005 A RB, (INS-Ambac Assurance
Corp.) 5.00%, 09/01/31 (d)(k)                                                        $     1,035,000          $     1,081,006
-----------------------------------------------------------------------------------------------------------------------------
Chicago (City of), Illinois O'Hare International Airport;
Refunding Taxable General Airport Third Lien Series 2004 E
RB, (INS-MBIA Insurance Corp.) 3.88%, 01/01/08 (d)(k)                                      2,750,000                2,715,625
-----------------------------------------------------------------------------------------------------------------------------
Dallas (City of), Texas; Taxable Pension Limited Tax
Series 2005 A GO,
4.61%, 02/15/14 (d)                                                                          975,000                  954,281
-----------------------------------------------------------------------------------------------------------------------------
5.20%, 02/15/35 (d)                                                                        1,600,000                1,578,656
-----------------------------------------------------------------------------------------------------------------------------
Detroit (City of), Michigan; Taxable Capital Improvement
Limited Tax Series 2005 A-1 GO, (INS-Ambac Assurance
Corp.) 4.96%, 04/01/20 (d)(k)                                                              1,550,000                1,517,078
-----------------------------------------------------------------------------------------------------------------------------
Detroit (City of), Michigan; Taxable Series 2005 COP,
(INS-Financial Guaranty Insurance Co.) 4.95%, 06/15/25 (d)(k)                              1,920,000                1,869,600
-----------------------------------------------------------------------------------------------------------------------------

Indianapolis (City of), Indiana Local Public Improvement
Bond Bank; Taxable Series 2005 A RB,
4.87%, 07/15/16 (d)                                                                          925,000                  916,906
-----------------------------------------------------------------------------------------------------------------------------
5.22%, 07/15/20 (d)                                                                        1,100,000                1,099,912
-----------------------------------------------------------------------------------------------------------------------------
5.28%, 01/15/22 (d)                                                                          600,000                  600,750
-----------------------------------------------------------------------------------------------------------------------------

Industry (City of), California Urban Development Agency
(Project 3); Taxable Allocation Series 2003 RB, (INS-MBIA
Insurance Corp.) 6.10%, 05/01/24 (d)(k)                                                    2,060,000                2,142,400
-----------------------------------------------------------------------------------------------------------------------------

Michigan (State of) Municipal Bond Authority (City of
Detroit School District); Series 2005 RB, (INS-Financial
Security Assurance Inc.) 5.00%, 06/01/15 (d)(k)                                              700,000                  761,250
-----------------------------------------------------------------------------------------------------------------------------
New Hampshire (State of); Taxable Unlimited Tax Series
2005 B GO, 4.65%, 05/15/15 (d)                                                             1,975,000                1,965,125
-----------------------------------------------------------------------------------------------------------------------------
Oregon (State of) Community College Districts; Taxable
Pension Limited Tax Series 2005 GO, (INS-Ambac Assurance
Corp.)
4.64%, 06/30/20 (d)(k)                                                                     1,200,000                1,160,916
-----------------------------------------------------------------------------------------------------------------------------
4.83%, 06/30/28 (d)(k)                                                                     2,210,000                2,108,318
-----------------------------------------------------------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement Corp.;
Taxable Rental Car Facility Series 2004 RB, (INS-Financial
Guaranty Insurance Co.)
3.69%, 07/01/07 (d)(k)                                                                     1,080,000                1,065,150
-----------------------------------------------------------------------------------------------------------------------------
4.21%, 07/01/08 (d)(k)                                                                     1,285,000                1,273,795
-----------------------------------------------------------------------------------------------------------------------------
Sacramento (County of), California; Taxable Pension
Funding CARS Series 2004 C-1 RB, (INS-MBIA Insurance
Corp.) 9.04%, 07/10/30 (d)(k)(l)                                                           4,800,000                4,645,104
=============================================================================================================================
                                                                                                                   27,455,872
=============================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.10%

Halliburton Co., Medium Term Notes, 6.00%, 08/01/06 (d)                                    2,185,000                2,212,050
=============================================================================================================================


BBA-QTR-1                              F-11

                                                                                         PRINCIPAL               MARKET
                                                                                           AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--0.48%

Devon Energy Corp., Sr. Unsec. Notes, 2.75%, 08/01/06 (d)                            $     4,686,000          $     4,619,740
-----------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec. Gtd. Unsub
Global Notes, 8.63%, 02/01/22 (d)                                                          2,600,000                3,178,760
-----------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust-Series 12, Unsec. Gtd
Unsub. Notes, 5.75%, 12/15/15 (Acquired 06/27/05; Cost
$2,874,648) (c)(d)                                                                         2,895,000                2,872,130
=============================================================================================================================
                                                                                                                   10,670,630
=============================================================================================================================

OIL & GAS REFINING & MARKETING --0.00%

Valero Energy Corp., Sr. Unsec. Notes, 7.50%, 04/15/32 (d)                                    45,000                   54,406
=============================================================================================================================

OIL & GAS STORAGE & TRANSPORTATION--0.07%
Enterprise Products Operating L.P., Sr. Notes, 4.95%,
06/01/10 (d)                                                                               1,010,000                  995,082
-----------------------------------------------------------------------------------------------------------------------------
Unsub Notes, 7.50%, 02/01/11 (d)                                                             580,000                  632,954
=============================================================================================================================
                                                                                                                    1,628,036
=============================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.63%
General Electric Capital Corp.-Series A, Medium Term
Global Notes, 2.85%, 01/30/06 (d)                                                            325,000                  323,746
-----------------------------------------------------------------------------------------------------------------------------
ING Capital Funding Trust III, Gtd. Trust Pfd. Global
Bonds, 8.44% (d)(i)                                                                        1,025,000                1,192,106
-----------------------------------------------------------------------------------------------------------------------------

Mizuho JGB Investment LLC-Series A, Sub Bonds, 9.87%
(Acquired 06/16/04-07/28/05; Cost $6,664,804) (c)(d)(i)                                    5,890,000                6,530,596
-----------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp.,  Sr. Unsec. Gtd. Notes, 7.63%,
11/15/05 (d)                                                                               8,550,000                8,583,089
-----------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico), Sr. Unsec. Global Notes,
8.02%, 05/15/07 (d)                                                                          860,417                  882,710
-----------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series 1999-2, Class A1,
Global Bonds, 9.69%, 08/15/09 (d)                                                          5,252,000                5,723,735
-----------------------------------------------------------------------------------------------------------------------------

Premium Asset Trust-Series 2004-04, Sr. Notes, 4.13%,
03/12/09 (Acquired 03/04/04; Cost $3,822,437) (c)(d)                                       3,825,000                3,665,804
-----------------------------------------------------------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands), Sr. Notes,
9.25%, 03/15/30 (Acquired 09/22/04; Cost $3,452,485) (c)(d)                                2,918,169                3,444,256
-----------------------------------------------------------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands)-Class A-1a,
Sr. Floating Rate Notes, 3.98%, 01/25/36 (Acquired
03/21/05; Cost $800,000) (c)(d)(f)(m)                                                        800,000                  800,500
-----------------------------------------------------------------------------------------------------------------------------

Toll Road Investors Partnership II, L.P.-Series A, Bonds,
(INS-MBIA Insurance Corp.) 5.53%,  02/15/45 (Acquired
03/11/05-05/03/05; Cost $3,600,630) (c)(d)(k)(n)                                          30,600,000                3,709,822
-----------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub. Second Tier Euro
Bonds, 8.75% (d)(i)                                                                        1,020,000                1,118,624
=============================================================================================================================
                                                                                                                   35,974,988
=============================================================================================================================

PACKAGED FOODS & MEATS--0.08%
ConAgra Foods, Inc., Notes, 6.00%, 09/15/06 (d)                                              330,000                  334,082
-----------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., Notes, 6.45%, 10/15/06 (d)                                            1,330,000                1,355,243
=============================================================================================================================
                                                                                                                    1,689,325
=============================================================================================================================


BBA-QTR-1                           F-12

                                                                                         PRINCIPAL                MARKET
                                                                                           AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.04%
Wyeth, Unsec. Unsub. Notes, 5.50%, 02/01/14 (d)                                      $       825,000          $       848,686
=============================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.97%
ACE INA Holdings, Inc., Sr. Unsec. Gtd. Unsub. Notes,
8.30%, 08/15/06 (d)                                                                        1,200,000                1,234,380
-----------------------------------------------------------------------------------------------------------------------------
Executive Risk Capital Trust-Series B, Gtd. Trust Pfd.
Bonds, 8.68%, 02/01/27 (d)                                                                 2,375,000                2,582,480
-----------------------------------------------------------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust Pfd. Notes,
8.50%, 04/15/12 (d)                                                                        5,720,000                6,270,722
-----------------------------------------------------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec. Sub. Deb.,
8.00%, 09/15/34 (Acquired 04/29/05-06/09/05; Cost
$3,737,949) (c)(d)                                                                         3,495,000                3,661,921
-----------------------------------------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub. Deb., 5.15%,
08/15/33 (Acquired 03/23/04-06/09/05; Cost $6,974,152) (c)(d)                              6,860,000                6,879,620
-----------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Sr. Unsec. Notes,
6.75%, 11/15/06 (d)                                                                          700,000                  716,303
=============================================================================================================================
                                                                                                                   21,345,426
=============================================================================================================================

RAILROADS--0.03%

Union Pacific Corp., Unsec. Notes, 6.40%, 02/01/06 (d)                                       680,000                  684,576
=============================================================================================================================

REAL ESTATE--0.36%
Developers Diversified Realty Corp., Sr. Notes, 5.50%,
05/01/15 (d)                                                                                 875,000                  876,199
-----------------------------------------------------------------------------------------------------------------------------
Health Care Property Investors, Inc., Notes, 5.63%,
05/01/17 (d)                                                                               1,100,000                1,091,046
-----------------------------------------------------------------------------------------------------------------------------
Health Care Property Investors, Inc., Sr. Unsec. Notes,
7.07%, 06/08/15 (d)                                                                        2,405,000                2,662,167
-----------------------------------------------------------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%, 05/15/15 (d)                                     1,210,000                1,208,548
-----------------------------------------------------------------------------------------------------------------------------
Simon Property Group, L.P., Unsec. Unsub. Global Notes,
6.35%, 08/28/12 (d)                                                                           65,000                   69,307
-----------------------------------------------------------------------------------------------------------------------------
Summit Properties Partnership, L.P., Medium Term Notes,
7.04%, 05/09/06 (d)                                                                        2,000,000                2,023,840
=============================================================================================================================
                                                                                                                    7,931,107
=============================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.04%

Southern Investments UK PLC (United Kingdom), Sr. Unsec
Unsub. Yankee Notes, 6.80%, 12/01/06 (d)                                                     810,000                  827,496
=============================================================================================================================

REGIONAL BANKS--0.46%
Cullen/Frost Capital Trust I, Unsec. Sub. Floating Rate
Notes, 5.42%, 03/01/34 (d)(f)                                                              4,050,000                4,181,180
-----------------------------------------------------------------------------------------------------------------------------
Frost National Bank, Unsec. Sub. Notes, 6.88%, 08/01/11 (d)                                1,650,000                1,792,758
-----------------------------------------------------------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust Pfd. Bonds,
4.44%, 06/01/28 (d)(f)                                                                     1,175,000                1,125,333
-----------------------------------------------------------------------------------------------------------------------------


BBA-QTR-1                           F-13

                                                                                         PRINCIPAL               MARKET
                                                                                           AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)
Popular North America, Inc., Gtd. Notes, 4.70%, 06/30/09 (d)                         $     1,550,000          $     1,546,637
-----------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%, 06/15/14 (d)                                       1,500,000                1,487,505
=============================================================================================================================
                                                                                                                   10,133,413
=============================================================================================================================

REINSURANCE--0.04%
GE Global Insurance Holding Corp., Unsec. Notes, 7.50%,
06/15/10 (d)                                                                                 850,000                  922,964
=============================================================================================================================

RESTAURANTS--0.09%

McDonald's Corp., Unsec. Deb., 7.05%, 11/15/25 (d)                                           905,000                  936,865
-----------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., Sr. Unsec. Notes, 8.50%, 04/15/06 (d)                                     940,000                  959,740
=============================================================================================================================
                                                                                                                    1,896,605
=============================================================================================================================

SOVEREIGN DEBT--0.45%

Japan Bank for International Cooperation (Japan), Unsec
Gtd. Euro Bonds, 6.50%, 10/06/05 (d)                                                       4,700,000                4,700,291
-----------------------------------------------------------------------------------------------------------------------------
Russian Federation (Russia)-REGS, Unsec. Unsub. Euro
Bonds, 10.00%, 06/26/07 (Acquired 05/14/04-05/18/04; Cost
$2,050,181) (c)(d)                                                                         1,820,000                1,985,074
-----------------------------------------------------------------------------------------------------------------------------
United Mexican States (Mexico)-Series A, Medium Term
Global Notes,
6.63%, 03/03/15 (d)                                                                          550,000                  597,850
-----------------------------------------------------------------------------------------------------------------------------
6.75%, 09/27/34 (d)                                                                          665,000                  709,888
-----------------------------------------------------------------------------------------------------------------------------
7.50%, 04/08/33 (d)                                                                        1,690,000                1,960,569
=============================================================================================================================
                                                                                                                    9,953,672
=============================================================================================================================

SPECIALTY CHEMICALS--0.09%

ICI North America, Unsec. Gtd. Deb., 8.88%, 11/15/06 (d)                                   1,910,000                1,990,755
=============================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.52%
Countrywide Home Loans, Inc.-Series M, Gtd. Medium Term
Global Notes, 4.13%, 09/15/09 (d)                                                          1,765,000                1,715,033
-----------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc.-Series J, Gtd. Medium Term
Global Notes, 5.50%, 08/01/06 (d)                                                          7,900,000                7,969,046
-----------------------------------------------------------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub. Trust Pfd. Notes,
9.10%, 06/01/27 (d)                                                                        1,025,000                1,124,210
-----------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc., Sr. Notes, 4.80%, 09/01/10
(Acquired 08/24/05; Cost $598,710) (c)(d)                                                    600,000                  594,816
=============================================================================================================================
                                                                                                                   11,403,105
=============================================================================================================================

TOBACCO--0.09%

Altria Group, Inc., Unsec. Notes, 6.38%, 02/01/06 (d)                                      1,940,000                1,952,280
=============================================================================================================================


BBA-QTR-1                            F-14

                                                                                        PRINCIPAL                MARKET
                                                                                          AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.12%

Western Power Distribution Holdings Ltd. (United Kingdom),
Unsec. Unsub. Notes, 7.38%, 12/15/28 (Acquired
01/25/05-03/03/05; Cost $2,722,661) (c)(d)                                           $     2,400,000          $     2,651,232
=============================================================================================================================

TRUCKING--0.14%
Roadway Corp., Sr. Sec. Gtd. Global Notes, 8.25%, 12/01/08 (d)                             2,805,000                3,016,525
=============================================================================================================================

Total Bonds & Notes (Cost $428,528,306)                                                                           426,765,425
=============================================================================================================================

U.S. MORTGAGE-BACKED SECURITIES--9.87%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--1.05%
Pass Through Ctfs.,
 5.50%, 05/01/13 to 12/01/33 (d)                                                           3,296,326                3,331,297
-----------------------------------------------------------------------------------------------------------------------------
 7.00%, 06/01/15 to 06/01/32 (d)                                                           3,484,331                3,642,062
-----------------------------------------------------------------------------------------------------------------------------
 6.50%, 01/01/16 to 01/01/35 (d)                                                           3,381,819                3,477,316
-----------------------------------------------------------------------------------------------------------------------------
 6.00%, 03/01/17 to 01/01/34 (d)                                                           6,618,287                6,788,724
-----------------------------------------------------------------------------------------------------------------------------
 4.50%, 10/01/18 (d)                                                                         328,355                  322,205
-----------------------------------------------------------------------------------------------------------------------------
 8.00%, 01/01/27 (d)                                                                       1,228,198                1,313,139
-----------------------------------------------------------------------------------------------------------------------------
 7.50%, 11/01/30 to 03/01/32 (d)                                                             583,334                  618,709
-----------------------------------------------------------------------------------------------------------------------------
 5.00%, 10/01/33 (d)                                                                         366,519                  359,679
-----------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 10/01/20 (d)(o)                                                                    3,344,000                3,335,640
=============================================================================================================================
                                                                                                                   23,188,771
=============================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--4.49%
Floating Rate Pass Through Ctfs.,
 4.57%, 11/01/33 (d)(p)                                                                    3,049,175                3,082,946
-----------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs.,
 8.50%, 03/01/10 to 10/01/28 (d)                                                           1,816,791                1,977,701
-----------------------------------------------------------------------------------------------------------------------------
 6.50%, 04/01/14 to  09/01/34 (d)                                                         13,225,026               13,639,056
-----------------------------------------------------------------------------------------------------------------------------
 7.50%, 11/01/15 to 05/01/32  (d)                                                          1,221,277                1,292,901
-----------------------------------------------------------------------------------------------------------------------------
 7.00%, 12/01/15 to 09/01/32  (d)                                                          3,995,610                4,181,004
-----------------------------------------------------------------------------------------------------------------------------
 6.00%, 01/01/17 to 03/01/22  (d)                                                            949,009                  973,443
-----------------------------------------------------------------------------------------------------------------------------
 5.00%, 11/01/17 to 02/01/19  (d)                                                          7,334,336                7,322,447
-----------------------------------------------------------------------------------------------------------------------------
 5.50%, 07/01/19 to 10/01/34  (d)                                                         12,486,989               12,557,220
-----------------------------------------------------------------------------------------------------------------------------
 8.00%, 08/01/21 to 10/01/30  (d)                                                            840,984                  901,413
-----------------------------------------------------------------------------------------------------------------------------
 4.50%, 09/01/33 (d)                                                                       2,591,310                2,476,366
-----------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 10/01/20 (d)(o)                                                                   18,957,160               18,909,767
-----------------------------------------------------------------------------------------------------------------------------
 5.50%, 10/01/20 (d)(o)                                                                   10,387,190               10,539,752
-----------------------------------------------------------------------------------------------------------------------------
 6.00%, 11/01/35 (d)(o)                                                                   20,814,900               21,166,151
=============================================================================================================================
                                                                                                                   99,020,167
=============================================================================================================================


BBA-QTR-1                            F-15

                                                                                         PRINCIPAL                MARKET
                                                                                           AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--4.33%
Pass Through Ctfs.,
 7.00%, 10/15/08 to 05/15/32 (d)                                                     $     1,548,628          $     1,628,292
-----------------------------------------------------------------------------------------------------------------------------
 6.50%, 10/15/08 to 12/15/33 (d)                                                           2,904,071                3,022,456
-----------------------------------------------------------------------------------------------------------------------------
 6.00%, 11/15/08 to 10/15/33 (d)                                                           8,926,124                9,152,293
-----------------------------------------------------------------------------------------------------------------------------
 5.00%, 03/15/18 (d)                                                                       2,236,188                2,249,372
-----------------------------------------------------------------------------------------------------------------------------
 8.00%, 08/15/22 to 01/20/31 (d)                                                             569,923                  610,483
-----------------------------------------------------------------------------------------------------------------------------
 7.50%, 06/15/23 to 05/15/32 (d)                                                           1,626,119                1,734,603
-----------------------------------------------------------------------------------------------------------------------------
 8.50%, 11/15/24 to 02/15/25 (d)                                                             122,395                  134,678
-----------------------------------------------------------------------------------------------------------------------------
 5.50%, 12/15/31 to 05/15/35 (d)                                                           5,103,787                5,157,959
-----------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 10/01/35 (d)(o)(q)                                                                20,100,000               19,892,719
-----------------------------------------------------------------------------------------------------------------------------
 5.50%, 10/01/35 (d)(o)(q)                                                                51,578,618               52,062,168
=============================================================================================================================
                                                                                                                   95,645,023
=============================================================================================================================

Total U.S. Mortgage-Backed Securities (Cost $218,658,438)                                                         217,853,961
=============================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--4.43%
FEDERAL HOME LOAN BANK (FHLB)--3.37%
Unsec. Disc. Notes,
 3.18%, 10/03/05 (r)                                                                      74,445,000               74,431,848
=============================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--1.06%
Unsec. Floating Rate Global Notes,
 3.67%, 02/17/09 (d)(p)                                                                    9,135,000                9,111,980
-----------------------------------------------------------------------------------------------------------------------------
Unsec. Global Notes,
 3.55%, 01/12/07 (d)                                                                       3,625,000                3,586,503
-----------------------------------------------------------------------------------------------------------------------------
 4.20%, 03/24/08 (d)                                                                       7,100,000                7,040,502
-----------------------------------------------------------------------------------------------------------------------------
 3.38%, 12/15/08 (d)                                                                       3,825,000                3,706,310
=============================================================================================================================
                                                                                                                   23,445,295
=============================================================================================================================

Total U.S. Government Agency Securities (Cost $97,984,340)                                                         97,877,143
=============================================================================================================================

ASSET-BACKED SECURITIES--2.99%
AEROSPACE & DEFENSE--0.12%
Systems 2001 Asset Trust LLC (Cayman Islands)-Series 2001,
Class G, Pass Through Ctfs., (INS-MBIA Insurance Corp.)
6.66%, 09/15/13 (Acquired 02/09/05; Cost $2,781,657) (c)(d)(k)                             2,506,336                2,715,389
=============================================================================================================================


BBA-QTR-1                              F-16

                                                                                         PRINCIPAL                MARKET
                                                                                          AMOUNT                   VALUE
-----------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--1.77%
Accredited Mortgage Loan Trust-Series 2003-3, Class A3,
Floating Rate Pass Through Ctfs., 4.21%, 01/25/34 (d)(p)                             $     1,497,585          $     1,504,067
-----------------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities-Series 2003-D, Class
2AI, Floating Rate Pass Through Ctfs., 4.18%, 05/25/33 (d)(p)                              1,526,655                1,507,478
-----------------------------------------------------------------------------------------------------------------------------
Capital One Multi-Asset Execution Trust-Series 2003-B4,
Class B4, Floating Rate Pass Through Ctfs., 4.57%,
07/15/11 (d)(p)                                                                            2,195,000                2,230,703
-----------------------------------------------------------------------------------------------------------------------------

Countrywide Asset-Backed Ctfs.-Series 2004-6, Class 2A5,
Floating Rate Pass Through Ctfs., 4.22%, 11/25/34 (d)(p)                                   1,682,933                1,688,638
-----------------------------------------------------------------------------------------------------------------------------

Countrywide Home Loans,-Series 2004-HYB7, Class 1A2,
Floating Rate Pass Through Ctfs., 4.76%, 11/20/34 (d)(p)                                   1,801,286                1,794,096
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
Corp.-Series 2004-AR3, Class 5A1, Floating Rate Pass
Through Ctfs., 4.78%, 04/25/34 (d)(p)                                                      1,699,540                1,698,761
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
Corp.-Series 2004-AR7, Class 2A1, Floating Rate Pass
Through Ctfs., 4.78%, 11/25/34 (d)(p)                                                      1,901,231                1,890,054
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
Corp.-Series 2004-C4, Class A6, Pass Through Ctfs., 4.69%,
10/15/39 (d)                                                                               2,800,000                2,741,169
-----------------------------------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan-Series 2003-W19, Class 1A3, Pass
Through Ctfs., 4.78%, 11/25/33 (d)                                                           708,915                  706,425
-----------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust-Series 2004-5, Class 2A1, Pass
Through Ctfs., 4.56%, 05/25/34 (d)                                                         1,043,591                1,032,692
-----------------------------------------------------------------------------------------------------------------------------

Impac CMB Trust-Series 2003-12, Class A1, Floating Rate
Pass Through Ctfs., 4.21%, 12/25/33 (d)(p)                                                   437,986                  438,775
-----------------------------------------------------------------------------------------------------------------------------

Impac CMB Trust-Series 2004-1, Class A1,Floating Rate Pass
Through Ctfs., 4.16%, 03/25/34 (d)(p)                                                      1,353,387                1,359,465
-----------------------------------------------------------------------------------------------------------------------------

Long Beach Mortgage Loan Trust-Series 2004-1, Class A3,
Floating Rate Pass Through Ctfs., 4.13%, 02/25/34 (d)(p)                                     868,297                  869,665
-----------------------------------------------------------------------------------------------------------------------------
Master Asset Securitization Trust-Series 2003-8, Class
1A1, Pass Through Ctfs., 5.50%, 09/25/33 (d)                                               3,202,299                3,179,284
-----------------------------------------------------------------------------------------------------------------------------

MLCC Mortgage Investors, Inc.-Series 2003-G, Class A1,
Floating Rate Pass Through Ctfs., 4.15%, 01/25/29 (d)(p)                                   2,379,831                2,384,088
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust-Series 2004-6AR, Class
2A2, Floating Rate Pass Through Ctfs., 4.12%, 08/25/34 (d)(p)                              2,006,714                2,001,767
-----------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp.-Series 2005-AR1, Class 2A1,
Floating Rate Pass Through Ctfs.,  4.11%, 02/25/35 (d)(p)                                    954,812                  957,352
-----------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc.-Series 2003-RS2,
Class AII, Floating Rate Pass Through Ctfs., 4.17%,
03/25/33 (d)(p)                                                                              834,333                  837,020
-----------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust-Series
2003-BC3, Class A, Floating Rate Pass Through Ctfs.,
4.18%, 08/25/34 (d)(p)                                                                       561,672                  564,029
-----------------------------------------------------------------------------------------------------------------------------


BBA-QTR-1                           F-17

                                                                                        PRINCIPAL               MARKET
                                                                                          AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)
Structured Adjustable Rate Mortgage Loan Trust-Series
2004-3AC, Class A1, Pass Through Ctfs., 4.94%, 03/25/34 (d)                          $     1,761,457          $     1,756,981
-----------------------------------------------------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust-Series
2005-1, Class 1A1, Floating Rate Pass Through Ctfs.,
5.14%, 02/25/35 (d)(p)                                                                     1,495,552                1,508,115
-----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp.-Series 2003-37A, Class
7A, Floating Rate Pass Through Ctfs., 4.83%, 12/25/33 (d)(p)                               1,904,726                1,911,012
-----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp.-Series 2004-2AC, Class
A1, Floating Rate Pass Through Ctfs., 5.03%, 02/25/34 (d)(p)                               3,207,806                3,209,108
-----------------------------------------------------------------------------------------------------------------------------

Vanderbilt Mortgage and Finance, Inc.-Series 2002-B, Class
A4, Pass Through Ctfs., 5.84%, 02/07/26 (d)                                                1,160,000                1,172,066
=============================================================================================================================
                                                                                                                   38,942,810
=============================================================================================================================

MULTI-SECTOR HOLDINGS--0.04%
Longport Funding Ltd.-Series 2005-2A, Class A1J, Floating
Rate Bonds, 4.21%, 02/03/40 (Acquired 03/31/05; Cost
$900,000) (c)(f)(m)                                                                          900,000                  900,000
=============================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.90%
Citicorp Lease-Series 1999-1, Class A2, Pass Through
Ctfs., 8.04%, 12/15/19 (Acquired 06/01/00-07/27/05; Cost
$6,002,141) (c)(d)                                                                         5,475,000                6,677,743
-----------------------------------------------------------------------------------------------------------------------------

Lilacs Repackaging 2005-I-Series A, Sec. Notes, 5.14%,
01/15/64 (Acquired 07/14/05; Cost $4,500,000) (c)(m)                                       4,500,000                4,500,000
-----------------------------------------------------------------------------------------------------------------------------

Patrons' Legacy 2003-III-Series A, Ctfs., 5.65%, 01/17/17
(Acquired 11/04/04; Cost $2,563,525) (c)(m)                                                2,500,000                2,502,500
-----------------------------------------------------------------------------------------------------------------------------

Patrons' Legacy- 2004-I-Series A, Ctfs., 6.67%, 02/04/17
(Acquired 04/30/04-07/14/05; Cost $3,543,815) (c)(m)                                       3,500,000                3,567,900
-----------------------------------------------------------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06 (Acquired
03/23/04; Cost $517,678) (c)(d)                                                              510,702                  509,333
-----------------------------------------------------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate Pass Through
Ctfs., 4.73%  (Acquired 12/07/04; Cost $2,100,000) (c)(d)(i)(p)                            2,100,000                2,095,674
=============================================================================================================================
                                                                                                                   19,853,150
=============================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.11%
North Front Pass-Through Trust, Notes, 5.81%, 12/15/24
(Acquired 12/08/04; Cost $2,369,940) (c)(d)                                                2,350,000                2,379,916
=============================================================================================================================
REINSURANCE--0.05%


Stingray Pass-Through Trust, Pass Through Ctfs., 5.90%,
01/12/15 (Acquired 01/07/05; Cost $1,100,000) (c)(d)                                       1,100,000                1,115,554
=============================================================================================================================

Total Asset-Backed Securities (Cost $65,730,259)                                                                   65,906,819
=============================================================================================================================


BBA-QTR-1                            F-18

                                                                                        PRINCIPAL                MARKET
                                                                                          AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--1.69%
U.S. TREASURY BONDS--0.73%
 7.50%, 11/15/16 (d)                                                                 $       220,000          $       278,472
-----------------------------------------------------------------------------------------------------------------------------
 6.00%, 02/15/26 (d)                                                                      11,390,000(s)            13,436,669
-----------------------------------------------------------------------------------------------------------------------------
 6.25%, 05/15/30 (d)                                                                       2,000,000                2,483,440
=============================================================================================================================
                                                                                                                   16,198,581
=============================================================================================================================

U.S. TREASURY INFLATION - INDEXED BONDS--0.25%
 2.00%, 07/15/14                                                                           5,493,238(t)             5,613,188
=============================================================================================================================

U.S. TREASURY NOTES--0.40%
 3.25%, 08/15/07 (d)                                                                       6,375,000(s)             6,271,406
-----------------------------------------------------------------------------------------------------------------------------
 3.38%, 11/15/08 (d)                                                                       2,530,000                2,469,912
=============================================================================================================================
                                                                                                                    8,741,318
=============================================================================================================================

U.S. TREASURY STRIPS--0.31%
 3.03%, 02/15/07 (d)(r)                                                                    1,375,000                1,305,398
-----------------------------------------------------------------------------------------------------------------------------
 4.63%, 11/15/24 (d)(r)                                                                    3,560,000                1,454,046
-----------------------------------------------------------------------------------------------------------------------------
 4.54%, 05/15/25 (d)(r)                                                                    2,025,000                  802,082
-----------------------------------------------------------------------------------------------------------------------------
 4.71%, 08/15/28 (d)(r)                                                                    9,250,000                3,202,813
=============================================================================================================================
                                                                                                                    6,764,339
=============================================================================================================================

Total U.S. Treasury Securities (Cost $37,368,431)                                                                  37,317,426
=============================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $2,014,592,592)                                                             $ 2,206,818,636
=============================================================================================================================


Investment Abbreviations:

ADR                 American Depositary Receipt
CARS                Convertible Auction Rate Security
COP                 Certificates of Participation
Ctfs.               Certificates
Deb.                Debentures
Disc.               Discounted
GO                  General Obligation Bonds
Gtd.                Guaranteed
Pfd.                Preferred
RB                  Revenue Bonds
RegCaPS             Regulatory Capital Preferred Securities
REGS                Regulation S
REIT                Real Estate Investment Trust
Sec.                Secured
Sr.                 Senior
STRIPS              Separately Traded Registered Interest and Principal Security
Sub.                Subordinated
TBA                 To Be Announced
Unsec.              Unsecured
Unsub.              Unsubordinated
Wts.                Warrants


BBA-QTR-1                           F-19

      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b)   Non-income producing security acquired through a corporate action.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $101,348,029, which represented 4.59% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2005 was $770,137,768, which represented 34.90% of the Fund's Total Investments. See Note 1A.

(e) Dividend rate is redetermined annually. Rate shown is the rate in effect on September 30, 2005.

(f) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on September 30, 2005.

(g) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $61,471,455, which represented 2.79% of the Fund's Total Investments. See
      Note 1A.

(h) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on September 30, 2005.

(i)   Perpetual bond with no specified maturity date.

(j) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2005.

(k) Principal and/or interest payments are secured by the bond insurance company listed.

(l) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The Bond will be remarketed or converted to a fixed coupon rate at a specified future date.

(m) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate market value of these securities considered illiquid at September 30, 2005 was $12,270,900, which represented 0.56% of the Fund's Total Investments.

(n) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(o)   Security purchased on forward commitment basis.

(p) Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2005.

(q)   This security is subject to dollar roll transactions. See Note 1D.

(r) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(s) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 2.

(t) Principal amount of security and interest payments are adjusted for inflation.


      See accompanying notes which are an integral part of this Schedule.


BBA-QTR-1                             F-20

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


BBA-QTR-1                             F-21

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted


BBA-QTR-1                             F-22
    pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.


BBA-QTR-1                             F-23

NOTE 2 -- FUTURES CONTRACTS

On September 30, 2005, $14,375,000 principal amount of U.S Treasury securities were pledged as collateral to cover margin requirements for open futures contracts.


                                      OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------

                                                                                                 UNREALIZED
                                       NO. OF             MONTH/             MARKET VALUE       APPRECIATION
CONTRACT                              CONTRACTS         COMMITMENT             09/30/05        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-Trade                   77         Sep-06/Long          $  18,361,612       $     (35,998)
---------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-Trade                  187         Dec-06/Long             44,594,825            (124,160)
---------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-Trade                  103         Mar-07/Long             24,571,938               8,898
---------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                  574         Dec-05/Long             61,337,281            (400,563)
---------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                 387         Dec-05/Long             42,539,766            (359,759)
---------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                 229         Dec-05/Long             26,199,031            (459,010)
===============================================================================================================
                                                                             $ 217,604,453       $  (1,370,592)
_______________________________________________________________________________________________________________
===============================================================================================================


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $244,924,586 and $79,762,428, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


      UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities                $    222,096,818
-------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                   (61,078,629)
===========================================================================================
Net unrealized appreciation of investment securities                      $    161,018,189
___________________________________________________________________________________________
===========================================================================================
Cost of investments for tax purposes is $2,045,800,447.


BBA-QTR-1                             F-24

                                                 AIM EUROPEAN SMALL COMPANY FUND
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS o SEPTEMBER 30, 2005


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE.]
--Registered Trademark--                          --Registered Trademark--

AIMinvestments.com                ESC-QTR-1 9/05             AIM Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)


                                                                                                             MARKET
                                                                        SHARES                                VALUE
--------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--92.36%

AUSTRIA--1.52%

Andritz A.G. (Industrial Machinery)              (a)                     69,760                    $       6,966,378
====================================================================================================================

BELGIUM--3.85%

EVS Broadcast Equipment S.A. (Communications
Equipment)                                       (a)                    358,500                           12,904,993
--------------------------------------------------------------------------------------------------------------------
Van De Velde N.V. (Apparel, Accessories &
Luxury Goods)                                    (a)                     26,000                            4,695,026
====================================================================================================================
                                                                                                          17,600,019
====================================================================================================================

DENMARK--1.54%

DSV A.S. (Trucking)                              (a)                     35,000                            3,724,057
--------------------------------------------------------------------------------------------------------------------
Sondagsavisen A.S. (Publishing)                  (b)                    333,000                            3,325,869
====================================================================================================================
                                                                                                           7,049,926
====================================================================================================================

FINLAND --0.34%

Marimekko Oyj (Apparel, Accessories & Luxury
Goods)                                           (a)                     77,600                            1,562,678
====================================================================================================================

FRANCE--10.03%

Alten (IT Consulting & Other Services)           (a)(b)                 121,000                            3,910,416
--------------------------------------------------------------------------------------------------------------------
April Group (Insurance Brokers)                  (a)                     82,700                            2,934,547
--------------------------------------------------------------------------------------------------------------------
Beneteau (Leisure Products)                      (a)                     23,330                            1,981,932
--------------------------------------------------------------------------------------------------------------------
Camaieu (Apparel Retail)                         (b)                     16,227                            2,106,787
--------------------------------------------------------------------------------------------------------------------
Elior (Restaurants)                              (a)                    315,100                            4,380,632
--------------------------------------------------------------------------------------------------------------------
Groupe Norbert Dentressangle S.A. (Air Freight &
Logistics)                                       (a)                     35,399                            1,955,606
--------------------------------------------------------------------------------------------------------------------
Guerbet S.A. (Pharmaceuticals)                   (a)                     17,006                            2,205,688
--------------------------------------------------------------------------------------------------------------------
LaCie Group S.A. (Computer Storage &
Peripherals)                                     (a)                     30,000                            3,200,421
--------------------------------------------------------------------------------------------------------------------
Lisi (Industrial Machinery)                      (a)                     45,000                            2,989,342
--------------------------------------------------------------------------------------------------------------------
Neopost S.A. (Office Electronics)                (a)                     26,300                            2,550,339
--------------------------------------------------------------------------------------------------------------------
Pinguely-Haulotte (Construction, Farm
Machinery & Heavy Trucks)                        (a)                    248,400                            4,955,955
--------------------------------------------------------------------------------------------------------------------
Societe Industrielle D'Aviations Latecoere S.A.
(Aerospace & Defense)                            (a)                     48,000                            2,007,343
--------------------------------------------------------------------------------------------------------------------
Spir Communication (Publishing)                  (a)                     15,939                            3,235,100
--------------------------------------------------------------------------------------------------------------------
Trigano S.A. (Leisure Products)                                          42,856                            3,840,767
--------------------------------------------------------------------------------------------------------------------
Zodiac S.A. (Aerospace & Defense)                (a)                     61,100                            3,610,431
====================================================================================================================
                                                                                                          45,865,306
====================================================================================================================

ESC-QTR-1                             F-1

                                                                                                              MARKET
                                                                         SHARES                                VALUE
--------------------------------------------------------------------------------------------------------------------
GERMANY--7.54%

Bijou Brigitte Modische Accessoires A.G.         (a)                     34,870                    $       7,816,766
(Apparel, Accessories & Luxury Goods)
--------------------------------------------------------------------------------------------------------------------
CTS Eventim A.G. (Movies & Entertainment)        (a)(b)                  85,000                            3,940,858
--------------------------------------------------------------------------------------------------------------------
Elexis A.G (Industrial Machinery)                (a)(b)                 165,500                            4,264,127
--------------------------------------------------------------------------------------------------------------------
Fuchs Petrolub A.G.-Pfd. (Commodity Chemicals)   (a)                     78,684                            3,279,202
--------------------------------------------------------------------------------------------------------------------
Pfleiderer A.G. (Building Products)              (a)(b)                 105,000                            2,019,972
--------------------------------------------------------------------------------------------------------------------
Rheinmetall A.G. (Industrial Conglomerates)      (a)                     43,960                            2,909,181
--------------------------------------------------------------------------------------------------------------------
Techem A.G. (Diversified Commercial &
Professional Services)                           (a)(b)                 140,570                            6,068,936
--------------------------------------------------------------------------------------------------------------------
Telegate A.G. (Diversified Commercial &
Professional Services)                           (a)(b)                 190,386                            4,214,424
====================================================================================================================
                                                                                                          34,513,466
====================================================================================================================

GREECE--7.34%

Fourlis S.A. (Household Appliances)              (a)                    524,100                            4,322,215
--------------------------------------------------------------------------------------------------------------------
Germanos S.A. (Computer & Electronics Retail)    (a)                    249,000                            4,034,374
--------------------------------------------------------------------------------------------------------------------
Gr. Sarantis S.A. (Personal Products)            (a)                    310,100                            2,467,027
--------------------------------------------------------------------------------------------------------------------
Intralot S.A. (Casinos & Gaming)                 (a)                    370,846                            5,785,709
--------------------------------------------------------------------------------------------------------------------
Jumbo S.A. (Leisure Products)                    (a)                    571,000                            6,524,044
--------------------------------------------------------------------------------------------------------------------
Marfin Financial Group S.A. (Investment Banking
& Brokerage)                                     (a)                    148,700                            3,184,598
--------------------------------------------------------------------------------------------------------------------
Motor Oil (Hellas) Corinth Refineries S.A.
(Oil & Gas Refining & Marketing)                 (a)                    134,000                            3,192,629
--------------------------------------------------------------------------------------------------------------------
Titan Cement Co. S.A. (Construction Materials)   (a)                    122,271                            4,082,625
====================================================================================================================
                                                                                                          33,593,221
====================================================================================================================

HUNGARY--0.81%

EGIS Rt. (Pharmaceuticals)                       (a)                     41,000                            3,712,523
====================================================================================================================

IRELAND--1.38%

FBD Holdings PLC (Multi-Line Insurance)          (a)                    109,900                            4,377,508
--------------------------------------------------------------------------------------------------------------------
Paddy Power PLC (Casinos & Gaming)               (a)                    109,400                            1,925,907
====================================================================================================================
                                                                                                           6,303,415
====================================================================================================================

ITALY--3.19%

Biesse S.p.A. (Industrial Machinery)             (a)                    385,000                            3,267,186
--------------------------------------------------------------------------------------------------------------------
Cementir-Cementerie del Tirreno S.p.A.
(Construction Materials)                                                779,900                            3,851,014
--------------------------------------------------------------------------------------------------------------------
Davide Campari-Milano S.p.A. (Distillers &
Vintners)                                        (a)                    492,700                            3,702,459
--------------------------------------------------------------------------------------------------------------------
Valentino Fashion Group S.p.A. (Apparel,
Accessories & Luxury Goods)                      (b)(c)                 144,100                            3,759,087
====================================================================================================================
                                                                                                          14,579,746
====================================================================================================================

LUXEMBOURG--1.61%

TVSL S.A. (Broadcasting & Cable TV)              (b)                    135,150                            7,346,754
====================================================================================================================



ESC-QTR-1                            F-2

                                                                                                              MARKET
                                                                         SHARES                                VALUE
--------------------------------------------------------------------------------------------------------------------
NETHERLANDS--14.96%

Aalberts Industries N.V. (Industrial
Conglomerates)                                   (a)                    129,834                    $       6,875,965
--------------------------------------------------------------------------------------------------------------------
Accell Group N.V. (Leisure Products)             (a)                    194,975                            4,774,484
--------------------------------------------------------------------------------------------------------------------
Ballast Nedam N.V.-CVA (Construction &
Engineering)                                     (a)(b)                 104,100                            4,543,117
--------------------------------------------------------------------------------------------------------------------
Beter Bed Holding N.V. (Homefurnishing Retail)   (a)                    185,750                            6,669,962
--------------------------------------------------------------------------------------------------------------------
Eriks Group N.V. (Trading Companies &
Distributors)                                    (c)                     94,576                            3,562,050
--------------------------------------------------------------------------------------------------------------------
Heijmans N.V. (Construction & Engineering)       (a)                     61,000                            2,772,372
--------------------------------------------------------------------------------------------------------------------
Kendrion N.V. (Commodity Chemicals)              (a)(b)               1,478,700                            3,346,571
--------------------------------------------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
Engineering) (Acquired 09/20/04-03/09/05; Cost
$5,863,421)                                      (a)(d)                 124,300                           11,435,642
--------------------------------------------------------------------------------------------------------------------
Koninklijke Ten Cate N.V. (Textiles)             (a)                     38,605                            4,176,977
--------------------------------------------------------------------------------------------------------------------
Roto Smeets de Boer N.V. (Commercial Printing)   (a)                     33,911                            2,031,571
--------------------------------------------------------------------------------------------------------------------
Smit Internationale N.V. (Marine Ports &
Services)                                                                86,700                            5,628,226
--------------------------------------------------------------------------------------------------------------------
Stork N.V. (Industrial Machinery)                (a)                    102,755                            5,097,305
--------------------------------------------------------------------------------------------------------------------
Univar N.V. (Trading Companies & Distributors)   (a)                    173,310                            7,510,413
====================================================================================================================
                                                                                                          68,424,655
====================================================================================================================

NORWAY--14.55%

Acta Holding A.S.A. (Diversified Capital
Markets)                                         (a)                  1,650,500                            4,592,661
--------------------------------------------------------------------------------------------------------------------
Aktiv Kapital A.S.A. (Specialized Finance)       (a)                    197,195                            3,258,543
--------------------------------------------------------------------------------------------------------------------
Det Norske Oljeselskap A.S.A. (Oil & Gas
Exploration & Production)                        (a)(c)               1,435,376                            9,007,106
--------------------------------------------------------------------------------------------------------------------
Expert A.S.A. (Computer & Electronics Retail)    (a)                    420,540                            4,815,192
--------------------------------------------------------------------------------------------------------------------
Exploration Resources A.S.A. (Oil & Gas
Equipment & Services) (Acquired 03/01/05-
03/09/05; Cost $1,366,692)                       (b)(d)(e)(f)            70,000                            3,632,589
--------------------------------------------------------------------------------------------------------------------
GEO A.S.A. (Construction & Engineering)
(Acquired 06/21/05; Cost $897,913)               (b)(d)                 291,000                            1,354,666
--------------------------------------------------------------------------------------------------------------------
Kongsberg Automotive A.S.A. (Auto Parts &
Equipment) (Acquired 06/24/05; Cost 2,439,024)   (b)(d)                 350,000                            2,964,834
--------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
Equipment & Services)                            (a)(b)                 134,300                            4,269,979
--------------------------------------------------------------------------------------------------------------------
Prosafe A.S.A. (Oil & Gas Equipment &
Services)                                        (a)                    172,600                            6,455,017
--------------------------------------------------------------------------------------------------------------------
Revus Energy A.S.A. (Oil & Gas Exploration &
Production) (Acquired 06/27/05-09/30/05; Cost
$3,011,296)                                      (b)(c)(d)              371,600                            3,232,883
--------------------------------------------------------------------------------------------------------------------
Schibsted A.S.A. (Publishing)                    (a)                     76,792                            2,388,149
--------------------------------------------------------------------------------------------------------------------
SuperOffice A.S.A. (Application Software)        (a)                    637,609                            3,256,730
--------------------------------------------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
Equipment & Services)                            (a)(b)                 124,621                            5,346,346
--------------------------------------------------------------------------------------------------------------------
Tomra Systems A.S.A. (Environmental &
Facilities Services)                             (a)                    721,900                            5,145,617
--------------------------------------------------------------------------------------------------------------------
Veidekke A.S.A. (Construction & Engineering)     (a)                    251,200                            6,862,233
====================================================================================================================
                                                                                                          66,582,545
====================================================================================================================



ESC-QTR-1                              F-3

                                                                                                             MARKET
                                                                        SHARES                                VALUE
--------------------------------------------------------------------------------------------------------------------
PORTUGAL--1.01%

Mota-Engil, SGPS, S.A. (Construction &
Engineering)                                     (a)                  1,147,500                    $       4,633,535
====================================================================================================================

SWEDEN--3.41%

Elanders A.B.-Class B (Publishing)               (a)                    132,500                            1,987,367
--------------------------------------------------------------------------------------------------------------------
Hexagon A.B.-Class B (Industrial Machinery)      (a)(c)                 207,900                            5,126,811
--------------------------------------------------------------------------------------------------------------------
HiQ International A.B. (IT Consulting & Other
Services)                                        (a)                    691,000                            4,044,591
--------------------------------------------------------------------------------------------------------------------
PA Resources A.B. (Oil & Gas Exploration &
Production) (Acquired 06/23/05; Cost
$2,692,494)                                      (a)(b)(d)              200,000                            2,945,127
--------------------------------------------------------------------------------------------------------------------
rnb Retail and Brands A.B. (Apparel Retail)      (a)(b)                 144,166                            1,489,868
====================================================================================================================
                                                                                                          15,593,764
====================================================================================================================

SWITZERLAND--5.21%

Amazys Holding A.G. (Diversified Commercial &
Professional Services)                           (a)                    123,116                            7,327,632
--------------------------------------------------------------------------------------------------------------------
Banque Cantonale Vaudoise (Regional Banks)       (a)                     11,700                            3,312,937
--------------------------------------------------------------------------------------------------------------------
Interroll Holding A.G. (Industrial Machinery)    (a)                     12,200                            2,780,148
--------------------------------------------------------------------------------------------------------------------
Leica Geosystems A.G. (Electronic Equipment
Manufacturers)                                                           10,894                            4,932,497
--------------------------------------------------------------------------------------------------------------------
Mobilezone Holding A.G. (Computer &
Electronics Retail)                              (a)(b)                 454,100                            1,664,673
--------------------------------------------------------------------------------------------------------------------
Rieter Holding A.G. (Auto Parts & Equipment)     (a)                      4,100                            1,201,640
--------------------------------------------------------------------------------------------------------------------
Saurer A.G. (Industrial Machinery)               (a)                     38,600                            2,615,038
====================================================================================================================
                                                                                                          23,834,565
====================================================================================================================

UNITED KINGDOM--14.07%

Admiral Group PLC (Property & Casualty
Insurance) (Acquired 09/23/04-02/08/05; Cost
$1,505,387)                                      (a)(d)                 264,400                            1,985,599
--------------------------------------------------------------------------------------------------------------------
Balfour Beatty PLC (Construction &
Engineering)                                     (a)                    483,830                            2,797,018
--------------------------------------------------------------------------------------------------------------------
Cranswick PLC (Packaged Foods & Meats)           (a)                    337,000                            3,748,545
--------------------------------------------------------------------------------------------------------------------
CSR PLC (Communications Equipment)               (a)(b)                 186,100                            2,201,461
--------------------------------------------------------------------------------------------------------------------
Delta PLC (Specialty Chemicals)                  (a)                  1,000,000                            2,351,428
--------------------------------------------------------------------------------------------------------------------
Findel PLC (Catalog Retail)                      (a)                    208,100                            1,661,936
--------------------------------------------------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial &
Professional Services)                           (a)                    360,500                            7,028,178
--------------------------------------------------------------------------------------------------------------------
Inchcape PLC (Distributors)                      (a)                     22,670                              875,387
--------------------------------------------------------------------------------------------------------------------
Informa PLC (Publishing)                         (a)                    572,919                            4,001,156
--------------------------------------------------------------------------------------------------------------------
Intertek Group PLC (Diversified Commercial &
Professional Services)                           (a)                    154,200                            1,858,360
--------------------------------------------------------------------------------------------------------------------
Kensington Group PLC (Thrifts & Mortgage
Finance)                                         (a)                    298,090                            3,459,403
--------------------------------------------------------------------------------------------------------------------
Kier Group PLC (Construction & Engineering)      (a)                    190,981                            3,596,132
--------------------------------------------------------------------------------------------------------------------
Mayborn Group PLC (Household Products)           (a)                    284,600                            2,202,099
--------------------------------------------------------------------------------------------------------------------
McBride PLC (Household Products)                 (a)                    538,030                            1,451,346
--------------------------------------------------------------------------------------------------------------------



ESC-QTR-1                               F-4

                                                                                                            MARKET
                                                                       SHARES                                VALUE
--------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--(CONTINUED)

Morgan Sindall PLC (Construction &
Engineering)                                     (a)                    228,000                    $       3,439,705
--------------------------------------------------------------------------------------------------------------------
NDS Group PLC-ADR (Application Software)         (b)                     66,900                            2,485,335
--------------------------------------------------------------------------------------------------------------------
NETeller PLC (Specialized Finance)               (a)(b)                 162,700                            2,370,481
--------------------------------------------------------------------------------------------------------------------
Savills PLC (Other Diversified Financial
Services)                                        (a)                    230,322                            3,431,067
--------------------------------------------------------------------------------------------------------------------
SCi Entertainment Group PLC (Home
Entertainment Software)                          (b)                    537,242                            5,022,498
--------------------------------------------------------------------------------------------------------------------
Sportingbet PLC (Casinos & Gaming)               (a)(b)                 572,943                            3,182,327
--------------------------------------------------------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
Defense)                                         (a)                    315,650                            5,209,034
====================================================================================================================
                                                                                                          64,358,495
====================================================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $307,743,008)                                                                                      422,520,991
====================================================================================================================

MONEY MARKET FUNDS--4.64%

Liquid Assets Portfolio-Institutional Class      (g)                 10,614,787                           10,614,787
--------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class         (g)                 10,614,787                           10,614,787
====================================================================================================================

Total Money Market Funds (Cost $21,229,574)                                                               21,229,574
====================================================================================================================
TOTAL INVESTMENTS--97.00% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $328,972,582)                                                                   443,750,565
====================================================================================================================
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--3.00%

Liquid Assets Portfolio-Institutional Class      (g)(h)              13,708,837                           13,708,837
====================================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost
$13,708,837)                                                                                              13,708,837
====================================================================================================================

TOTAL INVESTMENTS--100.00% (Cost
$342,681,419)                                                                                      $     457,459,402
____________________________________________________________________________________________________________________
====================================================================================================================


ESC-QTR-1                          F-5

         Investment Abbreviations:


         ADR                 American Depositary Receipt
         Ctfs.               Certificates

         Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $365,475,135, which represented 79.89% of the Fund's Total Investments. See Note 1A.

(b)      Non-income producing security.

(c) All or a portion of this security has been pledged as collateral for securities lending transactions at September 30, 2005.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $27,551,340, which represented
         6.02 % of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The market value of this security considered illiquid at September 30, 2005 represented 0.79% of the Fund's Total Investments.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at September 30, 2005 represented 0.79% of the Fund's Total Investments. See Note 1A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

       See accompanying notes which are an integral part of this schedule.


ESC-QTR-1                             F-6

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

                  A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

                  Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                  Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

                  Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


ESC-QTR-1                           F-7

                  Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


ESC-QTR-1                            F-8

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission , to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                               CHANGE IN
                     MARKET                     PROCEEDS      UNREALIZED      MARKET
                      VALUE       PURCHASES       FROM       APPRECIATION      VALUE       DIVIDEND        REALIZED
FUND                12/31/04       AT COST        SALES     (DEPRECIATION)    09/30/05      INCOME        GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class            $11,751,393   $ 90,282,461  $ (91,419,067) $           --  $10,614,787  $  204,894       $         --
----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class             11,751,393     90,282,461    (91,419,067)             --   10,614,787     207,277                 --
======================================================================================================================
   SUBTOTAL      $23,502,786   $180,564,922  $(182,838,134) $           --  $21,229,574  $  412,171       $         --
======================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                               CHANGE IN
                     MARKET                     PROCEEDS      UNREALIZED        MARKET
                      VALUE       PURCHASES       FROM       APPRECIATION       VALUE      DIVIDEND        REALIZED
FUND                12/31/04       AT COST        SALES     (DEPRECIATION)     09/30/05      INCOME*      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class            $        --   $ 49,723,872  $ (36,015,035) $          --   $13,708,837  $    38,456      $         --
----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class              6,708,522     90,523,358    (97,231,880)            --            --      117,959                --
======================================================================================================================
   SUBTOTAL      $ 6,708,522   $140,247,230  $(133,246,915) $          --   $13,708,837  $   156,415      $         --
======================================================================================================================
   TOTAL         $30,211,308   $320,812,152  $(316,085,049) $          --   $34,938,411  $   568,586      $         --
______________________________________________________________________________________________________________________
======================================================================================================================
*Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities.

ESC-QTR-1                             F-9

         The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At September 30, 2005, securities with an aggregate value of $12,837,089 were on loan to brokers. The loans were secured by cash collateral of $13,708,837 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $156,415 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $317,455,745 and $180,005,889, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                  $   115,567,451
-------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                       (854,083)
===========================================================================================
Net unrealized appreciation of investment securities                        $   114,713,368
___________________________________________________________________________________________
===========================================================================================
Cost of investments for tax purposes is $342,746,034.


ESC-QTR-1                             F-10

                             AIM GLOBAL VALUE FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005





AIMinvestments.com     GLV-QTR-1 9/05   A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                 --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                                     MARKET
                                                                                               SHARES                 VALUE
                                                                                               ------                 -----
FOREIGN STOCKS & OTHER EQUITY INTERESTS--50.16%
----------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--0.35%
Flight Centre Ltd. (Hotels, Resorts & Cruise Lines)                            (a)             48,705            $   532,500
----------------------------------------------------------------------------------------------------------------------------
CANADA--16.90%
ACE Aviation Holdings Inc.-Class A (Airlines)                                  (b)             14,100                430,609
AGF Management Ltd.-Class B (Asset Management & Custody Banks)                                 75,000              1,264,889
Barrick Gold Corp. (Gold)                                                                      41,000              1,191,050
BMTC Group, Inc.-Class A (Homefurnishing Retail)                                              131,900              1,588,132
Cameco Corp. (Coal & Consumable Fuels)                                                         39,900              2,128,229
E-L Financial Corp. Ltd. (Multi-Line Insurance)                                                 4,312              1,575,609
Energy Savings Income Fund (Gas Utilities)                                                    123,800              2,037,869
Fording Canadian Coal Trust (Diversified Metals & Mining)                                      36,400              1,551,794
Kinross Gold Corp. (Gold)                                                      (b)            200,000              1,536,014
Open Text Corp. (Internet Software & Services)                                 (b)             39,570                553,189
Pan-Ocean Energy Corp. Ltd. (Oil & Gas Exploration & Production)               (b)            120,500              3,057,192
Placer Dome Inc. (Gold)                                                                        88,300              1,510,460
Rothmans, Inc. (Tobacco)                                                                       48,600                903,661
Stornoway Diamond Corp. (Precious Metals & Minerals)                           (b)            645,100                604,738
Suncor Energy, Inc. (Integrated Oil & Gas)                                     (c)             37,000              2,240,843
Teck Cominco Ltd.-Class B (Diversified Metals & Mining)                                        39,700              1,780,568
TimberWest Forest Corp. (Forest Products)                                      (d)             44,200                574,381
United Corps. Ltd. (Asset Management & Custody Banks)                                          10,000                453,666
Westaim Corp. (The) (Industrial Conglomerates)
(Acquired 06/02/03-08/19/04; Cost $632,188)                                    (b)(e)         275,700                936,586
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  25,919,479
============================================================================================================================

FINLAND --1.44%
Nokia Oyj-ADR (Communications Equipment)                                                      130,600              2,208,446
----------------------------------------------------------------------------------------------------------------------------
GERMANY--0.64%
Bayerische Motoren Werke A.G. (Automobile Manufacturers)                       (a)             20,700                974,154
----------------------------------------------------------------------------------------------------------------------------
HONG KONG--1.87%
Cheung Kong (Holdings) Ltd. (Real Estate Management & Development)             (a)            162,000              1,835,063
Henderson Land Development Co. Ltd. (Real Estate Management & Development)     (a)            207,000              1,037,503
                                                                                                                   2,872,566
============================================================================================================================
JAPAN--17.26%
Brother Industries, Ltd. (Office Electronics)                                  (a)            212,000              1,861,803
Honda Motor Co., Ltd. (Automobile Manufacturers)                               (a)             25,400              1,444,193
Meitec Corp. (Diversified Commerical & Professional Services)                  (a)            113,200              3,626,193
Nintendo Co., Ltd. (Home Entertainment Software)                               (a)             33,100              3,882,617
Nipponkoa Insurance Co., Ltd. (Property & Casualty Insurance)                  (a)            207,000              1,604,080

                                                                                                                     MARKET
                                                                                               SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------
JAPAN--(CONTINUED)
NTT DoCoMo, Inc. (Wireless Telecommunication Services)                         (a)                900            $ 1,611,999
Olympus Corp. (Health Care Equipment)                                          (a)            187,000              4,155,996
Sony Corp. (Consumer Electronics)                                              (a)             70,100              2,321,031
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)                               (a)             47,300              2,832,082
Toyota Industries Corp. (Auto Parts & Equipment)                               (a)             93,900              3,125,273
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  26,465,267
============================================================================================================================

NETHERLANDS--3.78%
Akzo Nobel N.V. (Diversified Chemicals)                                        (a)             37,200              1,624,868
Heineken N.V. (Brewers)                                                        (a)             89,100              2,867,598
Hunter Douglas N.V. (Home Furnishings)                                         (a)             27,500              1,308,203
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   5,800,669
============================================================================================================================

NEW ZEALAND--1.27%
Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)      (a)            468,400              1,953,848
----------------------------------------------------------------------------------------------------------------------------

PERU--0.83%
Compania de Minas Buenaventura S.A.A.-ADR (Precious Metals & Mining)                           41,000              1,273,050
----------------------------------------------------------------------------------------------------------------------------

SWITZERLAND--0.59%
Nestle S.A. (Packaged Foods & Meats)                                           (a)              3,050                896,010
----------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM--5.23%
Diageo PLC (Distillers & Vintners)                                             (a)            150,754              2,169,491
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                                                      43,700              2,240,936
Man Group PLC (Asset Management & Custody Banks)                               (a)             52,161              1,524,370
Severn Trent PLC (Water Utilities)                                             (a)             80,653              1,412,182
Unilever PLC (Packaged Foods & Meats)                                          (a)             65,000                679,925
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   8,026,904
============================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost $64,863,928)                                                  76,922,893
----------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--36.57%
APPAREL RETAIL--1.19%
Talbots, Inc. (The)                                                                            61,100              1,828,112
----------------------------------------------------------------------------------------------------------------------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.98%
Jones Apparel Group, Inc.                                                                      52,500              1,496,250
----------------------------------------------------------------------------------------------------------------------------

BROADCASTING & CABLE TV--2.18%
Liberty Media Corp.-Class A                                                    (b)            415,300              3,343,165
----------------------------------------------------------------------------------------------------------------------------

COMPUTER STORAGE & PERIPHERALS--2.87%
Lexmark International, Inc.-Class A                                            (b)             72,100              4,401,705
----------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED BANKS--0.89%
Wells Fargo & Co.                                                                              23,400              1,370,538
----------------------------------------------------------------------------------------------------------------------------

HEALTH CARE FACILITIES--1.08%
HealthSouth Corp.                                                              (b)            400,100              1,656,414
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                     MARKET
                                                                                               SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------
HOME FURNISHINGS--2.40%
Ethan Allen Interiors Inc.                                                                    117,200            $ 3,674,220
----------------------------------------------------------------------------------------------------------------------------

HYPERMARKETS & SUPER CENTERS--1.51%
Wal-Mart Stores, Inc.                                                                          52,700              2,309,314
----------------------------------------------------------------------------------------------------------------------------

INTEGRATED OIL & GAS--0.51%
Murphy Oil Corp.                                                                               15,600                777,972
----------------------------------------------------------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION--0.57%
BP Prudhoe Bay Royalty Trust                                                                   11,000                870,320
----------------------------------------------------------------------------------------------------------------------------

PACKAGED FOODS & MEATS--0.84%
Lancaster Colony Corp.                                                                         29,900              1,285,700
----------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS--1.36%
Merck & Co. Inc.                                                                               76,600              2,084,286
----------------------------------------------------------------------------------------------------------------------------

RAILROADS--0.76%
Union Pacific Corp.                                                                            16,200              1,161,540
----------------------------------------------------------------------------------------------------------------------------

REAL ESTATE--0.79%
Rayonier, Inc.                                                                                 21,160              1,219,239
----------------------------------------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.65%
Tejon Ranch Co.                                                                (b)             21,300              1,001,100
----------------------------------------------------------------------------------------------------------------------------

REGIONAL BANKS--2.19%
North Fork Bancorp., Inc.                                                                     131,850              3,362,175
----------------------------------------------------------------------------------------------------------------------------

REINSURANCE--1.47%
Montpelier Re Holdings Ltd.                                                                    90,600              2,251,410
----------------------------------------------------------------------------------------------------------------------------

SOFT DRINKS--1.33%
Coca-Cola Co. (The)                                                                            47,300              2,042,887
----------------------------------------------------------------------------------------------------------------------------

SYSTEMS SOFTWARE--2.94%
Microsoft Corp.                                                                               175,500              4,515,615
----------------------------------------------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE--9.32%
Brookline Bancorp, Inc.                                                                       237,000              3,749,340
Independence Community Bank Corp.                                                             100,500              3,426,045
NewAlliance Bancshares, Inc.                                                                  137,300              2,010,072
Washington Mutual, Inc.                                                                       110,100              4,318,122
WSFS Financial Corp.                                                                           13,300                783,237
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  14,286,816
============================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.74%
ALLTEL Corp.                                                                                   17,500              1,139,425
----------------------------------------------------------------------------------------------------------------------------
Total Domestic Common Stocks (Cost $56,323,991)                                                                   56,078,203
============================================================================================================================


                                                                     NUMBER
                                                                       OF         EXERCISE     EXPIRATION        MARKET
                                                                   CONTRACTS        PRICE         DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED--0.06%
INTEGRATED OIL & GAS--0.06%
Suncor Energy, Inc. (Canada) (Cost $99,568)                             370         $66         Dec-05          $97,054
-----------------------------------------------------------------------------------------------------------------------

                                                                     SHARES
                                                                     ------
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--13.21%
Liquid Assets Portfolio-Institutional Class            (f)         10,128,291                                  10,128,291
STIC Prime Portfolio-Institutional Class               (f)         10,128,291                                  10,128,291

Total Money Market Funds (Cost $20,256,582)                                                                    20,256,582
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.00%
(Cost $141,544,068)                                                                                          $153,354,732
=========================================================================================================================

Investment Abbreviations:

ADR                          American Depositary Receipt

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $45,280,982, which represented 29.53% of the Fund's Total Investments. See Note 1A.

(b)      Non-income producing security.

(c) A portion of this security is subject to call options written. See Note 1G and Note 4.

(d) Each unit represents one common share, one hundred preferred shares and one subordinate note receipt.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at September 30, 2005 represented 0.61% of the Fund's Total Investments. Unless otherwise indicated, this security is not considered to be illiquid.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

         See accompanying notes which are an integral part of this schedule

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.
            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.
            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.


                                                                  CHANGE IN
                                                                  UNREALIZED      MARKET
                    MARKET VALUE     PURCHASES     PROCEEDS      APPRECIATION     VALUE       DIVIDEND      REALIZED
      FUND            12/31/04        AT COST     FROM SALES    (DEPRECIATION)   09/30/05      INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets     $   7,712,432   $ 23,633,495  $ 21,217,636  $     --         $ 52,563,563   $239,671      $     --
Portfolio-
Institutional
Class
-----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class                 7,712,432     23,633,495    21,217,636        --           52,563,563    240,887            --
-----------------------------------------------------------------------------------------------------------------------
TOTAL             $  15,424,864   $ 47,266,990  $ 42,435,272  $     --         $105,127,126   $480,558      $     --
=======================================================================================================================

NOTE 3 - FOREIGN CURRENCY CONTRACTS


                                    OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------------------------
                                               CONTRACT TO                                    UNREALIZED
   SETTLEMENT                        -----------------------------------                     APPRECIATION
     DATE              CURRENCY          DELIVER        RECEIVE               VALUE         (DEPRECIATION)
---------------- ------------------  --------------  -------------------  -------------     --------------
   10/20/05      Australian Dollar         475,000   $   356,297          $   361,915       $ (5,618)
   10/20/05      New Zealand Dollar      1,900,000     1,278,790            1,312,355        (33,565)
   11/18/05      British Pound
                 Sterling                2,175,000     3,921,090            3,833,428         87,662
   11/18/05      Euro                    3,050,000     3,770,105            3,675,772         94,333
   11/18/05      Japanese Yen        1,775,000,000    16,370,017           15,724,051        645,966
   12/22/05      Canadian Dollar        18,000,000    15,463,918           15,518,146        (54,228)
----------------------------------------------------------------------------------------------------------
                                                     $41,160,217          $40,425,667       $734,550
==========================================================================================================


NOTE 4 - OPTION CONTRACTS WRITTEN


                         TRANSACTIONS DURING THE PERIOD
----------------------------------------------------------------------
                                    CALL OPTION CONTRACTS
                         ---------------------------------------------
                              NUMBER OF
                              CONTRACTS           PREMIUMS RECEIVED
                         -------------------   -----------------------
Beginning of period             433               $     81,729
Written                         370                     88,012
Closed                         (183)                   (28,730)
Exercised                      (250)                   (52,999)
----------------------------------------------------------------------
End of period                   370               $     88,012
======================================================================


                                   OPEN CALL OPTIONS WRITTEN AT PERIOD END
-----------------------------------------------------------------------------------------------------------
                                                         NUMBERS
                                       CONTRACT  STRIKE    OF      PREMIUMS    MARKET VALUE     UNREALIZED
                                        MONTH    PRICE  CONTRACTS  RECEIVED      09/30/05      APPRECIATION
                                       -------- ------ ---------- ---------- ----------------- ------------
Suncor Energy, Inc. (Canada)           Dec-05    $78      370      $88,012       $84,326         $3,686
-----------------------------------------------------------------------------------------------------------

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $102,581,821 and $27,707,853, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $    14,734,031
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (3,112,551)
--------------------------------------------------------------------------------
Net unrealized appreciation of investment securities            $    11,621,480
--------------------------------------------------------------------------------
Cost of investments for tax purposes is $141,733,252.

                                            AIM INTERNATIONAL SMALL COMPANY FUND
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS O SEPTEMBER 30, 2005


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

AIMinvestments.com               ISC-QTR-1 9/05               AIM Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)


                                                                                              MARKET
                                                                     SHARES                    VALUE
----------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--96.29%

AUSTRALIA--2.22%

Computershare Ltd. (Data Processing &
Outsourced Services)                          (a)                   608,000              $       3,070,812
----------------------------------------------------------------------------------------------------------
CSL Ltd. (Biotechnology)                      (a)                   133,700                      3,917,896
----------------------------------------------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care
Facilities)                                   (a)                   425,900                      3,052,952
----------------------------------------------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)                 (a)                   242,100                      2,570,219
==========================================================================================================
                                                                                                12,611,879
==========================================================================================================

AUSTRIA--1.51%

Andritz A.G. (Industrial Machinery)           (a)                    85,500                      8,538,205
==========================================================================================================

BELGIUM--0.93%

EVS Broadcast Equipment S.A.
(Communications Equipment)                    (a)                   146,960                      5,290,147
==========================================================================================================

BRAZIL--3.13%

Cyrela Brazil Realty S.A.-GDR (Real Estate
Management & Development) (Acquired
09/21/05; Cost $1,171,104)                    (b)(c)                 17,915                      1,475,680
----------------------------------------------------------------------------------------------------------
Lojas Americanas S.A.-Pfd. (General
Merchandise Stores)                                                 137,800                      3,089,409
----------------------------------------------------------------------------------------------------------
Natura Cosmeticos S.A. (Personal Products)                           84,400                      3,368,128
----------------------------------------------------------------------------------------------------------
Net Servicos de Comunicacao S.A.-Pfd.
(Broadcasting & Cable TV)                     (d)                 8,923,000                      3,920,967
----------------------------------------------------------------------------------------------------------
Perdigao S.A.-Pfd. (Packaged Foods & Meats)                         170,400                      5,867,958
==========================================================================================================
                                                                                                17,722,142
==========================================================================================================

CANADA--20.45%

Aastra Technologies Ltd. (Communications
Equipment)                                    (d)                   202,700                      4,602,262
----------------------------------------------------------------------------------------------------------
ADDENDA Capital Inc. (Investment Banking &
Brokerage) (Acquired 12/03/04; Cost
$2,847,571)                                   (d)(e)                200,000                      5,332,187
----------------------------------------------------------------------------------------------------------
AKITA Drilling Ltd.-Class A (Oil & Gas
Drilling)                                                           161,640                      2,849,813
----------------------------------------------------------------------------------------------------------
Aur Resources Inc. (Diversified Metals &
Mining)                                                             450,000                      3,413,460
----------------------------------------------------------------------------------------------------------
Badger Income Fund (Construction &                                  264,140                      4,225,331
Engineering)
----------------------------------------------------------------------------------------------------------
BMTC Group, Inc.-Class A (Homefurnishing
Retail)                                                             147,564                      1,776,733
----------------------------------------------------------------------------------------------------------
Calfrac Well Services Ltd. (Diversified
Metals & Mining)                                                    138,000                      4,693,958
----------------------------------------------------------------------------------------------------------
Canaccord Capital Inc. (Investment Banking
& Brokerage)                                                          5,500                         54,633
----------------------------------------------------------------------------------------------------------


ISC-QTR-1                             F-1

                                                                                              MARKET
                                                                     SHARES                    VALUE
----------------------------------------------------------------------------------------------------------
CANADA--(CONTINUED)

Canam Group Inc.-Class A (Steel) (Acquired
03/18/05-05/06/05; Cost $3,362,930)           (b)(d)                693,800              $       4,343,895
----------------------------------------------------------------------------------------------------------
Canexus Income Fund (Paper Products)          (e)                   525,000                      4,334,552
----------------------------------------------------------------------------------------------------------
Crew Energy Inc. (Oil & Gas Exploration &                           347,400                      5,975,489
Production)                                   (d)
----------------------------------------------------------------------------------------------------------
CryptoLogic Inc. (Internet Software &
Services)                                                            90,590                      1,585,471
----------------------------------------------------------------------------------------------------------
FirstService Corp. (Diversified Commercial
& Professional Services)                      (d)                   181,600                      4,159,113
----------------------------------------------------------------------------------------------------------
Groupe Laperriere & Verreault Inc.-Class A
(Industrial Machinery)                                              296,600                      3,953,816
----------------------------------------------------------------------------------------------------------
Kingsway Financial Services Inc. (Property
& Casualty Insurance)                                               302,200                      5,418,938
----------------------------------------------------------------------------------------------------------
Reitmans (Canada) Ltd.-Class A (Apparel
Retail)                                                             555,000                      8,061,879
----------------------------------------------------------------------------------------------------------
Sherritt International Corp. (Diversified
Metals & Mining)                                                  1,025,000                      9,652,763
----------------------------------------------------------------------------------------------------------
Stantec Inc. (Construction & Engineering)     (d)                   121,900                      3,774,156
----------------------------------------------------------------------------------------------------------
Total Energy Trust Ltd. (Oil & Gas
Equipment & Services)                                               700,190                      8,219,818
----------------------------------------------------------------------------------------------------------
Trican Well Service Ltd. (Oil & Gas
Equipment & Services)                         (d)                   426,240                     15,509,967
----------------------------------------------------------------------------------------------------------
Wajax Income Fund (Industrial Machinery)                            306,870                      6,136,080
----------------------------------------------------------------------------------------------------------
Western Lakota Energy Services Inc. (Oil &
Gas Drilling)                                 (d)                   300,000                      3,612,126
----------------------------------------------------------------------------------------------------------
Western Oil Sands Inc.-Class A (Oil & Gas
Exploration & Production)                     (d)                   178,500                      4,229,349
==========================================================================================================
                                                                                               115,915,789
==========================================================================================================

CHINA--2.25%

China Mengniu Dairy Co. Ltd. (Packaged
Foods & Meats)                                (a)                 4,296,000                      3,542,850
----------------------------------------------------------------------------------------------------------
Focus Media Holding Ltd.-ADR (Advertising)    (d)                   101,000                      2,700,740
----------------------------------------------------------------------------------------------------------
FU JI Food & Catering Services (Diversified
Commercial & Professional Services)                               1,048,000                      1,188,860
----------------------------------------------------------------------------------------------------------
Shanda Interactive Entertainment Ltd.-ADR
(Home Entertainment Software)                 (d)                    84,950                      2,297,898
----------------------------------------------------------------------------------------------------------
Shanghai Forte Land Co. Ltd.-Class H (Real
Estate Management & Development)              (a)                 8,552,000                      3,040,006
==========================================================================================================
                                                                                                12,770,354
==========================================================================================================

FRANCE--5.10%

Camaieu (Apparel Retail)                      (d)                    24,515                      3,182,836
----------------------------------------------------------------------------------------------------------
Eiffage S.A. (Construction & Engineering)     (a)                    50,055                      4,695,836
----------------------------------------------------------------------------------------------------------
Elior (Restaurants)                           (a)                   399,300                      5,551,211
----------------------------------------------------------------------------------------------------------
Euler Hermes S.A. (Property & Casualty
Insurance)                                    (a)                    61,420                      5,486,281
----------------------------------------------------------------------------------------------------------
Trigano S.A. (Leisure Products)                                      58,275                      5,222,622
----------------------------------------------------------------------------------------------------------
Zodiac S.A. (Aerospace & Defense)             (a)                    81,200                      4,798,150
==========================================================================================================
                                                                                                28,936,936
==========================================================================================================



ISC-QTR-1                             F-2


                                                                                               MARKET
                                                                SHARES                         VALUE
----------------------------------------------------------------------------------------------------------
GERMANY--4.36%

Bijou Brigitte Modische Accessoires A.G.
(Apparel, Accessories & Luxury Goods)         (a)                    43,550              $       9,762,551
----------------------------------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)
(Acquired 01/30/02-10/27/03; Cost $646,284)   (a)(b)                 10,319                      2,802,761
----------------------------------------------------------------------------------------------------------
Rheinmetall A.G. (Industrial Conglomerates)   (a)                    74,161                      4,907,821
----------------------------------------------------------------------------------------------------------
Techem A.G. (Diversified Commercial &
Professional Services)                        (a)(d)                167,380                      7,226,425
==========================================================================================================
                                                                                                24,699,558
==========================================================================================================

GREECE--4.23%

Germanos S.A. (Computer & Electronics
Retail)                                       (a)                   351,842                      5,700,652
----------------------------------------------------------------------------------------------------------
Intralot S.A. (Casinos & Gaming)              (a)                   310,400                      4,842,668
----------------------------------------------------------------------------------------------------------
Jumbo S.A. (Leisure Products)                 (a)                   382,500                      4,370,310
----------------------------------------------------------------------------------------------------------
Motor Oil (Hellas) Corinth Refineries S.A.
(Oil & Gas Refining & Marketing)              (a)                   153,600                      3,659,610
----------------------------------------------------------------------------------------------------------
Titan Cement Co. S.A. (Construction
Materials)                                    (a)                   161,200                      5,382,463
==========================================================================================================
                                                                                                23,955,703
==========================================================================================================

HONG KONG--4.76%

AAC Acoustic Technology Holdings Inc.
(Electronic Equipment Manufacturers)
(Acquired 08/03/05-08/26/05;
Cost $1,874,641)                              (b)(d)              4,984,600                      2,682,708
----------------------------------------------------------------------------------------------------------
Dickson Concepts (International) Ltd.
(Trading Companies & Distributors)            (a)                 1,304,500                      2,173,999
----------------------------------------------------------------------------------------------------------
Hengan International Group Co. Ltd.
(Personal Products)                           (a)                 5,188,000                      4,959,084
----------------------------------------------------------------------------------------------------------
Midland Holdings Ltd. (Real Estate
Management & Development)                     (a)                 5,670,000                      3,303,333
----------------------------------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.
(Hotels, Resorts & Cruise Lines)              (a)                61,182,000                      4,738,136
----------------------------------------------------------------------------------------------------------
Solomon Systech International Ltd.
(Semiconductors)                              (a)                10,604,000                      3,832,470
----------------------------------------------------------------------------------------------------------
Techtronic Industries Co. Ltd. (Household
Appliances)(Acquired
04/24/02-08/19/04; Cost $639,888)             (a)(b)                600,000                      1,538,241
----------------------------------------------------------------------------------------------------------
Wing Hang Bank Ltd. (Diversified Banks)       (a)                   510,000                      3,777,722
==========================================================================================================
                                                                                                27,005,693
==========================================================================================================

INDIA--1.60%

Bharat Forge Ltd. (Auto Parts & Equipment)                          455,950                      3,636,293
----------------------------------------------------------------------------------------------------------
HDFC Bank Ltd. (Diversified Banks)            (a)                   207,000                      3,247,345
----------------------------------------------------------------------------------------------------------
Wockhardt Ltd. (Pharmaceuticals)              (a)                   198,600                      2,211,473
==========================================================================================================
                                                                                                 9,095,111
==========================================================================================================


ISC-QTR-1                             F-3

                                                                                              MARKET
                                                                     SHARES                    VALUE
----------------------------------------------------------------------------------------------------------
IRELAND--2.21%

DCC PLC (Industrial Conglomerates)                                  134,892              $       2,708,079
----------------------------------------------------------------------------------------------------------
FBD Holdings PLC (Multi-Line Insurance)       (a)                   144,900                      5,771,619
----------------------------------------------------------------------------------------------------------
Kingspan Group PLC (Building Products)                              117,400                      1,510,117
----------------------------------------------------------------------------------------------------------
Paddy Power PLC (Casinos & Gaming)            (a)                   143,300                      2,522,691
==========================================================================================================
                                                                                                12,512,506
==========================================================================================================

JAPAN--6.15%

ARGO GRAPHICS Inc. (IT Consulting & Other
Services)                                     (a)                   107,400                      2,609,309
----------------------------------------------------------------------------------------------------------
Daiwa House Industry Co., Ltd.
(Homebuilding)                                (a)                   244,000                      3,202,639
----------------------------------------------------------------------------------------------------------
EXEDY Corp. (Auto Parts & Equipment)          (a)                   221,700                      4,893,023
----------------------------------------------------------------------------------------------------------
Mars Engineering Corp. (Leisure Products)     (a)                   134,000                      4,124,353
----------------------------------------------------------------------------------------------------------
NEOMAX Co., Ltd. (Electrical Components &                           221,000                      6,301,010
Equipment)                                    (a)
----------------------------------------------------------------------------------------------------------
NGK Insulators, Ltd. (Industrial Machinery)   (a)                   417,000                      5,323,791
----------------------------------------------------------------------------------------------------------
Sekisui Chemical Co., Ltd. (Homebuilding)     (a)                   262,000                      1,871,422
----------------------------------------------------------------------------------------------------------
Take and Give Needs Co., Ltd. (Specialized
Consumer Services)                            (a)(d)                  3,400                      3,754,315
----------------------------------------------------------------------------------------------------------
Tokushima Bank, Ltd. (The) (Regional Banks)   (a)                   283,000                      2,803,147
==========================================================================================================
                                                                                                34,883,009
==========================================================================================================

LUXEMBOURG--1.42%

TVSL S.A. (Broadcasting & Cable TV)           (d)                   147,870                      8,038,213
==========================================================================================================

MALAYSIA--0.44%

SP Setia Berhad (Real Estate Management &
Development)                                                      2,422,000                      2,493,330
==========================================================================================================

MEXICO--2.19%

Corporacion GEO, S.A. de C.V.-Series B
(Homebuilding)                                (d)                 1,171,900                      3,649,591
----------------------------------------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-
Class O (Diversified Banks)                                         498,700                      4,456,172
----------------------------------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.
(Homebuilding)                                (d)                   581,600                      4,325,370
==========================================================================================================
                                                                                                12,431,133
==========================================================================================================

NETHERLANDS--4.29%

Aalberts Industries N.V. (Industrial
Conglomerates)                                (a)                   146,621                      7,764,999
----------------------------------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
Engineering) (Acquired 09/20/04-03/09/05;
Cost $6,566,358)                              (a)(b)                148,100                     13,625,250
----------------------------------------------------------------------------------------------------------

Smit Internationale N.V. (Marine Ports &
Services)                                                            45,400                      2,947,191
==========================================================================================================
                                                                                                24,337,440
==========================================================================================================

ISC-QTR-1                             F-4

                                                                                              MARKET
                                                                     SHARES                    VALUE
----------------------------------------------------------------------------------------------------------
NORWAY--7.11%

Acta Holding A.S.A. (Diversified Capital
Markets)                                      (a)                 2,132,200              $       5,933,034
----------------------------------------------------------------------------------------------------------
Aktiv Kapital A.S.A. (Specialized Finance)    (a)                   225,854                      3,732,117
----------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
Equipment & Services)                         (a)(d)                204,000                      6,486,044
----------------------------------------------------------------------------------------------------------
Prosafe A.S.A. (Oil & Gas Equipment &
Services)                                     (a)                   183,800                      6,873,883
----------------------------------------------------------------------------------------------------------
Schibsted A.S.A. (Publishing)                 (a)                   144,700                      4,500,016
----------------------------------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
Equipment & Services)                         (a)(d)                144,780                      6,211,184
----------------------------------------------------------------------------------------------------------
Tomra Systems A.S.A. (Environmental &
Facilities Services)                          (a)                   919,700                      6,555,512
==========================================================================================================
                                                                                                40,291,790
==========================================================================================================

PHILIPPINES--0.43%

Philippine Long Distance Telephone Co.
(Integrated Telecommunication Services)       (a)                    81,500                      2,461,192
==========================================================================================================

PORTUGAL--0.52%

Mota-Engil, SGPS, S.A. (Construction &
Engineering)                                  (a)                   725,000                      2,927,506
==========================================================================================================

SINGAPORE--0.57%

Citiraya Industries Ltd. (Environmental &
Facilities Services) (Acquired
01/12/05-01/20/05; Cost $2,580,203)           (b)(d)(e)(f)        4,106,000                             24
----------------------------------------------------------------------------------------------------------
Keppel Land Ltd. (Real Estate Management &
Development)                                  (a)                 1,470,000                      3,223,435
==========================================================================================================
                                                                                                 3,223,459
==========================================================================================================

SOUTH AFRICA--1.21%

Massmart Holdings Ltd. (Hypermarkets &
Super Centers)                                (a)                   804,600                      6,831,303
==========================================================================================================

SOUTH KOREA--5.14%

Cheil Communications Inc. (Advertising)       (a)                    20,200                      3,875,606
----------------------------------------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)             (a)                    26,610                      1,880,748
----------------------------------------------------------------------------------------------------------
Daekyo Co., Ltd. (Publishing)                 (a)                    41,700                      3,161,590
----------------------------------------------------------------------------------------------------------
DS LCD Co., Ltd. (Semiconductor Equipment)    (a)                   325,000                      3,139,441
----------------------------------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
(Department Stores)                           (a)                    91,900                      6,187,352
----------------------------------------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd.
(Construction, Farm Machinery &
Heavy Trucks)                                 (a)                    54,210                      3,894,284
----------------------------------------------------------------------------------------------------------
Kiryung Electronics Co., Ltd.
(Communications Equipment)                    (a)                   557,184                      2,787,491
----------------------------------------------------------------------------------------------------------
Woongjin Coway Co., Ltd. (Housewares &
Specialties)                                  (a)                   210,000                      4,228,464
==========================================================================================================
                                                                                                29,154,976
==========================================================================================================


ISC-QTR-1                             F-5

                                                                                              MARKET
                                                                     SHARES                    VALUE
----------------------------------------------------------------------------------------------------------
SWITZERLAND--3.34%

Amazys Holding A.G. (Diversified Commercial
& Professional Services)                      (a)                    84,629              $       5,036,958
----------------------------------------------------------------------------------------------------------
Banque Cantonale Vaudoise (Regional Banks)    (a)                    10,300                      2,916,517
----------------------------------------------------------------------------------------------------------
Leica Geosystems A.G. (Electronic Equipment
Manufacturers)                                                       14,800                      6,701,024
----------------------------------------------------------------------------------------------------------
Saurer A.G. (Industrial Machinery)            (a)                    63,400                      4,295,165
==========================================================================================================
                                                                                                18,949,664
==========================================================================================================

TAIWAN--2.32%

Asia Optical Co., Inc. (Photographic
Products)                                     (a)                   576,263                      3,697,940
----------------------------------------------------------------------------------------------------------
Catcher Technology Co., Ltd. (Computer
Storage & Peripherals)                        (a)                   549,260                      3,993,734
----------------------------------------------------------------------------------------------------------
Hotai Motor Co. Ltd. (Automobile
Manufacturers)                                (a)                   869,000                      2,285,926
----------------------------------------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd.
(Semiconductors)                              (a)                   719,022                      3,151,225
==========================================================================================================
                                                                                                13,128,825
==========================================================================================================

THAILAND--0.64%

Siam Commercial Bank PCL (Diversified
Banks)                                        (a)                 2,869,000                      3,610,964
==========================================================================================================

UNITED KINGDOM--7.77%

Admiral Group PLC (Property & Casualty
Insurance) (Acquired 09/23/04-03/07/05;
Cost $3,802,066)                              (a)(b)                635,100                      4,769,493
----------------------------------------------------------------------------------------------------------
Balfour Beatty PLC (Construction &
Engineering)                                  (a)                   540,600                      3,125,206
----------------------------------------------------------------------------------------------------------
Findel PLC (Catalog Retail)                   (a)                   222,900                      1,780,132
----------------------------------------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial &
Professional Services)                        (a)                   467,400                      9,112,261
----------------------------------------------------------------------------------------------------------
Informa PLC (Publishing)                      (a)                   738,659                      5,158,653
----------------------------------------------------------------------------------------------------------
Kensington Group PLC (Thrifts & Mortgage
Finance)                                      (a)                   384,720                      4,464,765
----------------------------------------------------------------------------------------------------------
McBride PLC (Household Products)              (a)                   737,610                      1,989,717
----------------------------------------------------------------------------------------------------------
NDS Group PLC-ADR (Application Software)      (d)                    98,300                      3,651,845
----------------------------------------------------------------------------------------------------------
NETeller PLC (Specialized Finance)            (a)(d)                209,000                      3,045,056
----------------------------------------------------------------------------------------------------------
Savills PLC (Other Diversified Financial
Services)                                     (a)                   294,225                      4,383,018
----------------------------------------------------------------------------------------------------------
Sportingbet PLC (Casinos & Gaming)            (a)(d)                458,328                      2,545,715
==========================================================================================================
                                                                                                44,025,861
==========================================================================================================
Total Foreign Stocks & Other Equity
Interests (Cost $389,239,696)                                                                  545,842,688
==========================================================================================================


ISC-QTR-1                             F-6

                                                                                              MARKET
                                                                     SHARES                    VALUE
----------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.71%

Liquid Assets Portfolio-Institutional
Class                                         (g)                10,524,701              $      10,524,701
----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class      (g)                10,524,701                     10,524,701
==========================================================================================================

Total Money Market Funds (Cost $21,049,402)                                                     21,049,402
==========================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost
$410,289,098)                                                                            $     566,892,090
__________________________________________________________________________________________________________
==========================================================================================================

Investment Abbreviations:



ADR                  American Depositary Receipt
GDR                  Global Depositary Receipt
Pfd.                 Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $350,811,844, which represented 61.88% of the Fund's Total Investments. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $31,238,052, which represented 5.51% of the Fund's Total Investments.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The market value of this security at September 30, 2005 represented 0.26% of the Fund's Total Investments. See Note 1A.

(d)      Non-income producing security.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at September 30, 2005 was $9,666,763, which represented 1.71% of the Fund's Total Investments. See Note 1A.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The market value of this security considered illiquid at September 30, 2005 represented 0.00% of the Fund's Total Investments.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


       See accompanying notes which are an integral part of this schedule.


ISC-QTR-1                             F-7

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


ISC-QTR-1                             F-8

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


ISC-QTR-1                             F-9

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                             CHANGE IN
                                                                             UNREALIZED       MARKET                    REALIZED
                       MARKET VALUE          PURCHASES      PROCEEDS FROM   APPRECIATION      VALUE         DIVIDEND      GAIN
FUND                     12/31/04             AT COST           SALES      (DEPRECIATION)    09/30/05        INCOME       (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class   $      14,652,276  $    78,064,597  $   (82,192,172)  $         --   $ 10,524,701  $   228,166   $      --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class          14,652,276       78,064,597      (82,192,172)            --     10,524,701      230,855          --
================================================================================================================================
   SUBTOTAL           $      29,304,552  $   156,129,194   $ (164,384,344)  $         --   $ 21,049,402  $   459,021   $      --
================================================================================================================================



INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended September 30, 2005.

                                                                          CHANGE IN
                                                                           UNREALIZED      MARKET                    REALIZED
                       MARKET VALUE       PURCHASES     PROCEEDS FROM     APPRECIATION     VALUE       DIVIDEND        GAIN
ISSUER                   12/31/04          AT COST          SALES        (DEPRECIATION)   09/30/05      INCOME        (LOSS)
-------------------------------------------------------------------------------------------------------------------------------

Transat A.T
Inc.-Class A        $       1,390,635  $     2,408,108  $  (3,047,258)  $     (659,423)  $        --  $        --  $   (92,062)
===============================================================================================================================
   TOTAL            $      30,695,187  $   158,537,302  $(167,431,602)  $     (659,423)  $21,049,402  $   459,021  $   (92,062)
===============================================================================================================================


ISC-QTR-1                             F-10

NOTE 3 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $311,264,804 and $184,467,129, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    162,045,315
-----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                   (5,655,556)
=========================================================================================
Net unrealized appreciation of investment securities                     $    156,389,759
=========================================================================================
Cost of investments for tax purposes is $410,502,331.


ISC-QTR-1                             F-11

                                                    AIM MID CAP BASIC VALUE FUND
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS o SEPTEMBER 30, 2005


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

AIMinvestments.com             MCBV-QTR-1 9/05                AIM Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)


                                                                                                                  MARKET
                                                                          SHARES                                   VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--93.73%

ADVERTISING--2.50%

Interpublic Group of Cos., Inc. (The)         (a)                         530,970                        $       6,180,491
==========================================================================================================================

APPAREL RETAIL--3.52%

Gap, Inc. (The)                                                           236,900                                4,129,167
--------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                      222,100                                4,548,608
==========================================================================================================================
                                                                                                                 8,677,775
==========================================================================================================================

ASSET MANAGEMENT & CUSTODY
BANKS--1.87%

Waddell & Reed Financial, Inc.-Class A                                    238,390                                4,615,230
==========================================================================================================================

BREWERS--1.42%

Molson Coors Brewing Co.-Class B                                           54,600                                3,494,946
==========================================================================================================================

BUILDING PRODUCTS--1.81%

American Standard Cos. Inc.                                                96,050                                4,471,127
==========================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.82%

Lexmark International, Inc.-Class A           (a)                          33,000                                2,014,650
==========================================================================================================================

CONSTRUCTION MATERIALS--1.92%

CEMEX, S.A. de C.V.-ADR (Mexico)                                           90,703                                4,743,767
==========================================================================================================================

DATA PROCESSING & OUTSOURCED
SERVICES--10.15%

BISYS Group, Inc. (The)                       (a)                         192,400                                2,583,932
--------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.                                (a)                         270,180                                5,606,235
--------------------------------------------------------------------------------------------------------------------------
Certegy Inc.                                                              144,550                                5,784,891
--------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.                             (a)                         122,370                                6,709,547
--------------------------------------------------------------------------------------------------------------------------
MoneyGram International, Inc.                                             201,700                                4,378,907
==========================================================================================================================
                                                                                                                25,063,512
==========================================================================================================================

FOOD RETAIL--2.47%

Kroger Co. (The)                              (a)                         295,600                                6,086,404
==========================================================================================================================

HEALTH CARE DISTRIBUTORS--3.84%

McKesson Corp.                                                            199,700                                9,475,765
==========================================================================================================================

HEALTH CARE EQUIPMENT--2.24%

Waters Corp.                                  (a)                         132,700                                5,520,320
==========================================================================================================================

HEALTH CARE FACILITIES--1.56%

Universal Health Services, Inc.-Class B                                    80,650                                3,841,360
==========================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.65%

Orient-Express Hotels Ltd.-Class A
(Bermuda)                                                                 143,700                                4,083,954
==========================================================================================================================



MCBV-QTR-1                               F-1

                                                                                                                  MARKET
                                                                          SHARES                                   VALUE
--------------------------------------------------------------------------------------------------------------------------
INSURANCE BROKERS--2.45%

Aon Corp.                                     (b)                         188,200                        $       6,037,456
==========================================================================================================================

LEISURE FACILITIES--1.98%

Speedway Motorsports, Inc.                                                134,500                                4,886,385
==========================================================================================================================

LEISURE PRODUCTS--1.76%

Brunswick Corp.                                                           114,970                                4,337,818
==========================================================================================================================

LIFE & HEALTH INSURANCE--3.98%

Nationwide Financial Services, Inc.-Class A                               135,690                                5,434,385
--------------------------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                     106,600                                4,389,788
==========================================================================================================================
                                                                                                                 9,824,173
==========================================================================================================================

MANAGED HEALTH CARE--6.31%

Aetna Inc.                                                                 91,380                                7,871,473
--------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.                               (a)                         101,660                                7,707,861
==========================================================================================================================
                                                                                                                15,579,334
==========================================================================================================================

MULTI-LINE INSURANCE--3.11%

American Financial Group, Inc.                                             65,530                                2,223,433
--------------------------------------------------------------------------------------------------------------------------
Genworth Financial Inc.-Class A               (b)                         169,200                                5,455,008
==========================================================================================================================
                                                                                                                 7,678,441
==========================================================================================================================

OIL & GAS DRILLING--9.05%

Nabors Industries, Ltd.                       (a)                          91,390                                6,564,544
--------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.                     (a)                         239,810                                6,836,983
--------------------------------------------------------------------------------------------------------------------------
Todco-Class A                                                             214,100                                8,930,111
==========================================================================================================================
                                                                                                                22,331,638
==========================================================================================================================

PACKAGED FOODS & MEATS--2.19%

Cadbury Schweppes PLC-ADR (United
Kingdom)                                                                  132,700                                5,404,871
==========================================================================================================================

PAPER PACKAGING--1.66%

Smurfit-Stone Container Corp.                 (a)                         396,200                                4,104,632
==========================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.75%

ACE Ltd.                                                                  144,100                                6,782,787
==========================================================================================================================

REGIONAL BANKS--4.44%

Cullen/Frost Bankers, Inc.                                                 99,100                                4,889,594
--------------------------------------------------------------------------------------------------------------------------
Zions Bancorp.                                                             85,270                                6,072,077
==========================================================================================================================
                                                                                                                10,961,671
==========================================================================================================================

RESTAURANTS--2.29%

CEC Entertainment Inc.                        (a)                          52,450                                1,665,812
--------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                  108,930                                3,986,838
==========================================================================================================================
                                                                                                                 5,652,650
==========================================================================================================================

SEMICONDUCTOR EQUIPMENT--2.21%

Brooks Automation, Inc.                       (a)                         409,500                                5,458,635
==========================================================================================================================

MCBV-QTR-1                               F-2

                                                                                                                  MARKET
                                                                          SHARES                                   VALUE
--------------------------------------------------------------------------------------------------------------------------
SPECIALIZED CONSUMER SERVICES--3.42%

Jackson Hewitt Tax Service Inc.                                           353,500                        $       8,452,185
==========================================================================================================================

SPECIALTY CHEMICALS--1.90%

MacDermid, Inc.                                                           178,400                                4,684,784
==========================================================================================================================

SYSTEMS SOFTWARE--2.84%

Computer Associates International, Inc.                                   252,100                                7,010,901
==========================================================================================================================

THRIFTS & MORTGAGE FINANCE--5.62%

Federal Agricultural Mortgage Corp.-Class C   (b)                         103,800                                2,526,492
--------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                      65,300                                4,192,260
--------------------------------------------------------------------------------------------------------------------------
Radian Group Inc.                                                         134,480                                7,140,888
==========================================================================================================================
                                                                                                                13,859,640
==========================================================================================================================

Total Common Stocks & Other Equity
Interests
(Cost $180,691,817)                                                                                            231,317,302
==========================================================================================================================
MONEY MARKET FUNDS--2.18%

Liquid Assets Portfolio-Institutional
Class                                         (c)                       2,695,626                                2,695,626
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class      (c)                       2,695,626                                2,695,626
==========================================================================================================================

Total Money Market Funds (Cost $5,391,252)                                                                       5,391,252
==========================================================================================================================
TOTAL INVESTMENTS--95.91% (excluding
investments purchased with cash collateral
from securities loaned) (Cost $186,083,069)                                                                    236,708,554
==========================================================================================================================
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--4.09%

Liquid Assets Portfolio-Institutional Class   (c)(d)                   10,087,400                               10,087,400
==========================================================================================================================
Total Money Market Funds (purchased with
cash collateral from securities loaned) (Cost
$10,087,400)                                                                                                    10,087,400
==========================================================================================================================
TOTAL INVESTMENTS--100.00% (Cost
$196,170,469)                                                                                            $     246,795,954
==========================================================================================================================


         Investment Abbreviations:

         ADR           American Depositary Receipt

         Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at September 30, 2005.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

       See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

                  A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

                  Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                  Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

                  Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                  Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.



MCBV-QTR-1                            F-4

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                             CHANGE IN
                     MARKET                     PROCEEDS     UNREALIZED
                      VALUE       PURCHASES       FROM      APPRECIATION   MARKET VALUE  DIVIDEND       REALIZED
FUND                12/31/04       AT COST        SALES     (DEPRECIATION)   09/30/05     INCOME       GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------
Liquid Assets     $4,883,864    $32,104,531   $(34,292,769) $         --   $  2,695,626  $ 81,340      $         --
Portfolio-
Institutional
Class
-------------------------------------------------------------------------------------------------------------------
STIC Prime         4,883,864     32,104,531    (34,292,769)           --      2,695,626    82,031                --
Portfolio-
Institutional
Class
===================================================================================================================
   SUBTOTAL       $9,767,728    $64,209,062   $(68,585,538) $         --   $  5,391,252  $163,371      $         --
===================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                             CHANGE IN
                     MARKET                     PROCEEDS     UNREALIZED
                      VALUE       PURCHASES       FROM      APPRECIATION   MARKET VALUE  DIVIDEND       REALIZED
FUND                12/31/04       AT COST        SALES     (DEPRECIATION)   09/30/05     INCOME       GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------
Liquid Assets    $        --   $ 31,203,025  $ (21,115,625) $          --  $ 10,087,400  $  1,526       $        --
Portfolio-
Institutional
Class
-------------------------------------------------------------------------------------------------------------------
STIC Prime         1,530,900     34,334,200    (35,865,100)            --            --     1,765                --
Portfolio-
Institutional
Class
===================================================================================================================
   SUBTOTAL      $ 1,530,900   $ 65,537,225  $ (56,980,725) $          --  $ 10,087,400  $  3,291       $        --
===================================================================================================================
   TOTAL         $11,298,628   $129,746,287  $(125,566,263) $          --  $ 15,478,652  $166,662       $        --
___________________________________________________________________________________________________________________
===================================================================================================================
* Net of compensation paid to counterparties.



MCBV-QTR-1                          F-5

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At September 30, 2005, securities with an aggregate value of $9,828,328 were on loan to brokers. The loans were secured by cash collateral of $10,087,400 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $3,291 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $61,820,926 and $46,745,347, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $     53,904,014
---------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (5,602,498)
=======================================================================================
Net unrealized appreciation of investment securities                   $     48,301,516
_______________________________________________________________________________________
=======================================================================================
Cost of investments for tax purposes is $198,494,438.

MCBV-QTR-1                          F-6

                            AIM PREMIER EQUITY FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005





AIMinvestments.com     PEQ-QTR-1 9/05   A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                 --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)


                                                                                                    MARKET
                                                                                SHARES              VALUE
--------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--85.45%

ADVERTISING--1.05%

Interpublic Group of Cos., Inc. (The)(a)                                         1,279,900     $    14,898,036
--------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                 514,500          43,027,635
==============================================================================================================
                                                                                                    57,925,671
==============================================================================================================

AEROSPACE & DEFENSE--1.80%

Boeing Co. (The)                                                                   300,000          20,385,000
--------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                             100,000          11,955,000
--------------------------------------------------------------------------------------------------------------
Honeywell International Inc.                                                       599,900          22,496,250
--------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                              300,000          18,312,000
--------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                             473,200          25,718,420
==============================================================================================================
                                                                                                    98,866,670
==============================================================================================================

ALUMINUM--0.26%

Alcoa Inc.                                                                         585,100          14,288,142
==============================================================================================================

APPAREL RETAIL--0.53%

Chico's FAS, Inc.(a)                                                               175,000           6,440,000
--------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                  1,315,400          22,927,422
==============================================================================================================
                                                                                                    29,367,422
==============================================================================================================

APPLICATION SOFTWARE--0.38%

Amdocs Ltd.(a)                                                                     750,000          20,797,500
==============================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.21%

Bank of New York Co., Inc. (The)                                                 2,264,500          66,598,945
==============================================================================================================

BIOTECHNOLOGY--1.62%

Amgen Inc.(a)                                                                      697,900          55,601,693
--------------------------------------------------------------------------------------------------------------
Genentech, Inc.(a)                                                                 125,000          10,526,250
--------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                                                           475,000          23,161,000
==============================================================================================================
                                                                                                    89,288,943
==============================================================================================================

BUILDING PRODUCTS--0.52%

Masco Corp.                                                                        931,500          28,578,420
==============================================================================================================

COMMUNICATIONS EQUIPMENT--1.68%

Cisco Systems, Inc.(a)                                                           2,825,000          50,652,250
--------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                      930,000          41,617,500
==============================================================================================================
                                                                                                    92,269,750
==============================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.30%

Best Buy Co., Inc.                                                                 375,000          16,323,750
==============================================================================================================


PEQ-QTR-1                              F-1

                                                                                                    MARKET
                                                                                SHARES              VALUE
--------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--2.18%

Apple Computer, Inc.(a)                                                            600,000     $    32,166,000
--------------------------------------------------------------------------------------------------------------
Dell Inc.(a)                                                                     1,065,000          36,423,000
--------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                              640,400          51,372,888
==============================================================================================================
                                                                                                   119,961,888
==============================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.15%

EMC Corp.(a)                                                                     1,000,000          12,940,000
--------------------------------------------------------------------------------------------------------------
Lexmark International, Inc.-Class A(a)                                             827,900          50,543,295
==============================================================================================================
                                                                                                    63,483,295
==============================================================================================================

CONSUMER FINANCE--0.41%

American Express Co.                                                               200,000          11,488,000
--------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                          211,000          11,318,040
==============================================================================================================
                                                                                                    22,806,040
==============================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.90%

First Data Corp.                                                                 1,150,200          46,008,000
--------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.-Class A                                                       181,200           3,674,736
==============================================================================================================
                                                                                                    49,682,736
==============================================================================================================

DEPARTMENT STORES--0.94%

Federated Department Stores, Inc.                                                  200,000          13,374,000
--------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                              235,000          11,143,700
--------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                    800,000          27,456,000
==============================================================================================================
                                                                                                    51,973,700
==============================================================================================================

DIVERSIFIED BANKS--0.62%

Bank of America Corp.                                                              814,300          34,282,030
==============================================================================================================

DIVERSIFIED CHEMICALS--0.16%

Dow Chemical Co. (The)                                                             216,600           9,025,722
==============================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.66%

Cendant Corp.                                                                    1,750,000          36,120,000
==============================================================================================================

ELECTRIC UTILITIES--0.49%

FPL Group, Inc.                                                                    571,900          27,222,440
==============================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.00%

Symbol Technologies, Inc.                                                            2,692              26,058
==============================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--1.50%

Waste Management, Inc.                                                           2,877,500          82,325,275
==============================================================================================================

FOOD RETAIL--2.27%

Kroger Co. (The)(a)                                                              4,594,400          94,598,696
--------------------------------------------------------------------------------------------------------------
Safeway Inc.                                                                     1,193,500          30,553,600
==============================================================================================================
                                                                                                   125,152,296
==============================================================================================================


PEQ-QTR-1                              F-2

                                                                                                    MARKET
                                                                                SHARES              VALUE
--------------------------------------------------------------------------------------------------------------

FOOTWEAR--0.45%

NIKE, Inc.-Class B                                                                 304,000     $    24,830,720
==============================================================================================================

GENERAL MERCHANDISE STORES--0.88%

Target Corp.                                                                       928,700          48,227,391
==============================================================================================================

HEALTH CARE DISTRIBUTORS--1.99%

Cardinal Health, Inc.                                                            1,030,400          65,368,576
--------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                     935,500          44,389,475
==============================================================================================================
                                                                                                   109,758,051
==============================================================================================================

HEALTH CARE EQUIPMENT--0.57%

Baxter International Inc.                                                          789,100          31,461,417
==============================================================================================================

HEALTH CARE FACILITIES--1.17%

HCA Inc.                                                                         1,340,300          64,227,176
==============================================================================================================

HEALTH CARE SERVICES--0.48%

Caremark Rx, Inc.(a)                                                               300,000          14,979,000
--------------------------------------------------------------------------------------------------------------
Quest Diagnostics Inc.                                                             225,000          11,371,500
==============================================================================================================
                                                                                                    26,350,500
==============================================================================================================

HOME IMPROVEMENT RETAIL--0.36%

Home Depot, Inc. (The)                                                             525,000          20,023,500
==============================================================================================================

HOMEBUILDING--0.48%

D.R. Horton, Inc.                                                                  375,000          13,582,500
--------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                  300,000          12,876,000
==============================================================================================================
                                                                                                    26,458,500
==============================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.18%

Hilton Hotels Corp.                                                                450,000          10,044,000
==============================================================================================================

HOUSEHOLD PRODUCTS--0.56%

Kimberly-Clark Corp.                                                               517,600          30,812,728
==============================================================================================================

HOUSEWARES & SPECIALTIES--0.30%

Fortune Brands, Inc.                                                               200,000          16,266,000
==============================================================================================================

INDUSTRIAL CONGLOMERATES--3.95%

General Electric Co.                                                             1,725,900          58,111,053
--------------------------------------------------------------------------------------------------------------
Textron Inc.                                                                       150,000          10,758,000
--------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                          5,325,900         148,326,315
==============================================================================================================
                                                                                                   217,195,368
==============================================================================================================

INDUSTRIAL MACHINERY--1.39%

Dover Corp.                                                                      1,323,800          53,997,802
--------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.(b)                                                        272,800          22,459,624
==============================================================================================================
                                                                                                    76,457,426
==============================================================================================================


PEQ-QTR-1                              F-3

                                                                                                    MARKET
                                                                                SHARES              VALUE
--------------------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS--1.92%

ConocoPhillips                                                                     525,000     $    36,702,750
--------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                  609,000          38,695,860
--------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                   604,424          30,142,625
==============================================================================================================
                                                                                                   105,541,235
==============================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.54%

SBC Communications Inc.                                                          2,060,300          49,385,391
--------------------------------------------------------------------------------------------------------------
Verizon Communications Inc.                                                      1,073,000          35,076,370
==============================================================================================================
                                                                                                    84,461,761
==============================================================================================================

INTERNET RETAIL--0.22%

eBay Inc.(a)                                                                       300,000          12,360,000
==============================================================================================================

INTERNET SOFTWARE & SERVICES--0.90%

Google Inc.-Class A(a)                                                              50,000          15,823,000
--------------------------------------------------------------------------------------------------------------
Yahoo! Inc.(a)                                                                   1,000,000          33,840,000
==============================================================================================================
                                                                                                    49,663,000
==============================================================================================================

INVESTMENT BANKING & BROKERAGE--3.19%

Goldman Sachs Group, Inc. (The)                                                    405,000          49,239,900
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                      225,000          26,208,000
--------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                          516,000          31,656,600
--------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                   1,264,400          68,201,736
==============================================================================================================
                                                                                                   175,306,236
==============================================================================================================

MANAGED HEALTH CARE--3.20%

Aetna Inc.                                                                         540,000          46,515,600
--------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                        122,000          14,378,920
--------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                            700,000          39,340,000
--------------------------------------------------------------------------------------------------------------
WellPoint, Inc.(a)                                                               1,000,300          75,842,746
==============================================================================================================
                                                                                                   176,077,266
==============================================================================================================

MOVIES & ENTERTAINMENT--1.29%

News Corp.-Class A                                                               2,205,400          34,382,186
--------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                            1,519,900          36,675,187
==============================================================================================================
                                                                                                    71,057,373
==============================================================================================================

MULTI-LINE INSURANCE--1.24%

American International Group, Inc.                                                 478,300          29,635,468
--------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                      500,600          38,631,302
==============================================================================================================
                                                                                                    68,266,770
==============================================================================================================

OFFICE ELECTRONICS--0.93%

Xerox Corp.(a)                                                                   3,743,500          51,098,775
==============================================================================================================

OIL & GAS DRILLING--1.34%

Nabors Industries, Ltd.(a) (c)                                                     520,500          37,387,515
--------------------------------------------------------------------------------------------------------------
Transocean Inc.(a)                                                                 596,800          36,589,808
==============================================================================================================
                                                                                                    73,977,323
==============================================================================================================


PEQ-QTR-1                              F-4

                                                                                                    MARKET
                                                                                SHARES              VALUE
--------------------------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--5.11%

Baker Hughes Inc.                                                                  472,400     $    28,192,832
--------------------------------------------------------------------------------------------------------------
BJ Services Co.(c)                                                               2,847,600         102,485,124
--------------------------------------------------------------------------------------------------------------
Halliburton Co.(b)                                                                 983,800          67,409,976
--------------------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                                                     300,000          19,740,000
--------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                  436,500          36,831,870
--------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                          793,480          26,430,819
==============================================================================================================
                                                                                                   281,090,621
==============================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.50%

Apache Corp.                                                                       368,500          27,718,570
==============================================================================================================

OIL & GAS REFINING & MARKETING --0.51%

Valero Energy Corp.                                                                248,000          28,038,880
==============================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.12%

Citigroup Inc.                                                                   1,704,300          77,579,736
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                             1,143,700          38,805,741
==============================================================================================================
                                                                                                   116,385,477
==============================================================================================================

PACKAGED FOODS & MEATS--3.08%

Campbell Soup Co.                                                                  854,700          25,427,325
--------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                575,000          14,231,250
--------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                              1,482,500          71,456,500
--------------------------------------------------------------------------------------------------------------
Kraft Foods Inc.-Class A                                                         1,911,200          58,463,608
==============================================================================================================
                                                                                                   169,578,683
==============================================================================================================

PAPER PRODUCTS--0.68%

Georgia-Pacific Corp.                                                            1,096,800          37,357,008
==============================================================================================================

PERSONAL PRODUCTS--1.36%

Avon Products, Inc.                                                                953,000          25,731,000
--------------------------------------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                                               318,000          11,075,940
--------------------------------------------------------------------------------------------------------------
Gillette Co. (The)                                                                 650,000          37,830,000
==============================================================================================================
                                                                                                    74,636,940
==============================================================================================================

PHARMACEUTICALS--5.54%

Bristol-Myers Squibb Co.                                                         1,649,800          39,694,188
--------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                                                       892,000          34,761,240
--------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                  925,000          58,534,000
--------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                 2,512,900          68,376,009
--------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                      1,240,000          30,962,800
--------------------------------------------------------------------------------------------------------------
Wyeth                                                                            1,565,800          72,449,566
==============================================================================================================
                                                                                                   304,777,803
==============================================================================================================

PROPERTY & CASUALTY INSURANCE--4.12%

ACE Ltd.(b)                                                                      1,491,400          70,200,198
--------------------------------------------------------------------------------------------------------------
Allstate Corp. (The)                                                               375,000          20,733,750
--------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc.-Class A(a)                                                     760          62,320,000
--------------------------------------------------------------------------------------------------------------
Chubb Corp. (The)                                                                  401,600          35,963,280
--------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)(b)                                             835,600          37,493,372
==============================================================================================================
                                                                                                   226,710,600
==============================================================================================================


PEQ-QTR-1                              F-5

                                                                                                    MARKET
                                                                                SHARES              VALUE
--------------------------------------------------------------------------------------------------------------
PUBLISHING--1.39%

Gannett Co., Inc.                                                                  662,700     $    45,613,641
--------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                        908,100          30,775,509
==============================================================================================================
                                                                                                    76,389,150
==============================================================================================================

RAILROADS--0.74%

Burlington Northern Santa Fe Corp.                                                 200,000          11,960,000
--------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                400,600          28,723,020
==============================================================================================================
                                                                                                    40,683,020
==============================================================================================================

REGIONAL BANKS--0.43%

Fifth Third Bancorp                                                                637,100          23,400,683
==============================================================================================================

RESTAURANTS--0.51%

YUM! Brands, Inc.                                                                       72          27,835,750
==============================================================================================================

SEMICONDUCTOR EQUIPMENT--0.49%

Applied Materials, Inc.                                                          1,587,800          26,929,088
==============================================================================================================

SEMICONDUCTORS--3.52%

Analog Devices, Inc.                                                             1,732,800          64,356,192
--------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                      1,328,200          32,740,130
--------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                     2,113,900          55,595,570
--------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                             450,000          15,255,000
--------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                       923,300          25,713,905
==============================================================================================================
                                                                                                   193,660,797
==============================================================================================================

SOFT DRINKS--0.72%

Coca-Cola Co. (The)                                                                918,200          39,657,058
==============================================================================================================

SPECIALTY CHEMICALS--0.20%

Ecolab Inc.                                                                        350,000          11,175,500
==============================================================================================================

SPECIALTY STORES--0.28%

Office Depot, Inc.(a)                                                              525,000          15,592,500
==============================================================================================================

SYSTEMS SOFTWARE--4.35%

Computer Associates International, Inc.                                          3,152,100          87,659,901
--------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                  3,966,700         102,063,191
--------------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                                  2,000,000          24,780,000
--------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                                1,100,000          24,926,000
==============================================================================================================
                                                                                                   239,429,092
==============================================================================================================

THRIFTS & MORTGAGE FINANCE--0.64%

Fannie Mae                                                                         791,100          35,457,102
==============================================================================================================

Total Domestic Common Stocks (Cost $4,051,972,491)                                               4,702,793,531
==============================================================================================================


PEQ-QTR-1                              F-6

                                                                                                    MARKET
                                                                                SHARES              VALUE
--------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--11.55%

BERMUDA--0.85%

Accenture Ltd.-Class A (IT Consulting &
Other Services)(a)                                                               1,829,200     $    46,571,432
==============================================================================================================

FINLAND --0.60%

Nokia Oyj-ADR (Communications Equipment)                                         1,941,500          32,830,765
==============================================================================================================

FRANCE--2.14%

Sanofi-Aventis (Pharmaceuticals)(d)                                                727,245          60,242,976
--------------------------------------------------------------------------------------------------------------
TOTAL S.A. (Intergrated Oil & Gas)(d)                                              211,900          57,697,067
==============================================================================================================
                                                                                                   117,940,043
==============================================================================================================

ISRAEL--0.93%

Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                                                                1,531,700          51,189,414
==============================================================================================================

JAPAN--0.64%

Nintendo Co., Ltd. (Home Entertainment
Software)(d)                                                                        87,400          10,251,985
--------------------------------------------------------------------------------------------------------------
Sony Corp.-ADR (Consumer Electronics)                                              759,800          25,217,762
==============================================================================================================
                                                                                                    35,469,747
==============================================================================================================

MEXICO--0.46%

CEMEX, S.A. de C.V.-ADR (Construction
Materials)                                                                         480,000          25,104,000
==============================================================================================================

NETHERLANDS--2.72%

Heineken N.V. (Brewers)(b)(d)                                                    1,359,286          43,747,322
--------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
N.V. (Consumer Electronics)(d)                                                   1,856,500          49,534,720
--------------------------------------------------------------------------------------------------------------
Unilever N.V. (Packaged Foods & Meats)(d)                                          792,294          56,434,642
==============================================================================================================
                                                                                                   149,716,684
==============================================================================================================

SINGAPORE--0.19%

Marvel Technology Group Ltd.
(Semiconductors)(a)                                                                223,000          10,282,530
==============================================================================================================

SWITZERLAND--0.75%

Alcon, Inc. (Health Care Supplies)                                                 325,000          41,561,000
==============================================================================================================

TAIWAN--0.19%

Taiwan Semiconductor Manufacturing Co.
Ltd.-ADR (Semiconductors)                                                        1,279,600          10,518,312
==============================================================================================================

UNITED KINGDOM--2.08%

BP PLC-ADR (Intergrated Oil & Gas)                                                 387,800          27,475,630
--------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                                        1,442,900          73,991,912
--------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR
(Pharmaceuticals)                                                                  350,000          12,946,500
--------------------------------------------------------------------------------------------------------------
                                                                                                   114,414,042
==============================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost $537,686,620)                                  635,597,969
==============================================================================================================


PEQ-QTR-1                              F-7

                                                               NUMBER
                                                                 OF              EXERCISE          EXPIRATION            MARKET
                                                              CONTRACTS           PRICE               DATE               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED--0.01%

OIL & GAS DRILLING--0.01%

Nabors Industries, Ltd.                                              2,600    $          60.0             Jan-06    $       290,680
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.00%
BJ Services Co.                                                     11,000               27.5             Jan-06            223,300
===================================================================================================================================

Total Put Options Purchased (Cost $2,463,878)                                                                               513,980
===================================================================================================================================


                                                               SHARES
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.68%

Liquid Assets Portfolio-Institutional Class(e)                  46,190,013                                               46,190,013
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)                     46,190,013                                               46,190,013
===================================================================================================================================

Total Money Market Funds (Cost $92,380,026)                                                                              92,380,026
===================================================================================================================================

TOTAL INVESTMENTS--98.69% (excluding
investments purchased with cash collateral
from securities loaned) (Cost
$4,684,503,015)                                                                                                       5,431,285,506
===================================================================================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED

MONEY MARKET FUNDS--1.31%

Liquid Assets Portfolio-Institutional Class(e)(f)               72,430,204                                               72,430,204
===================================================================================================================================

Total Money Market Funds (purchased with
cash collateral from securities loaned)
(Cost $72,430,204)                                                                                                       72,430,204
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $4,756,933,219)                                                                   $ 5,503,715,710
===================================================================================================================================


     Investment Abbreviations:

     ADR          American Depositary Receipt

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at September 30, 2005.

(c) A portion of this security is subject to call options written. See Note 1F and Note 4.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $277,908,712, which represented 5.05% of the Fund's Total Investments. See
     Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See accompanying notes which are an integral part of this schedule.


PEQ-QTR-1                              F-8

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


PEQ-QTR-1                              F-9

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


PEQ-QTR-1                             F-10

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions


PEQ-QTR-1                             F-11

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       CHANGE IN
                    MARKET                                             UNREALIZED          MARKET                         REALIZED
                    VALUE            PURCHASES         PROCEEDS       APPRECIATION         VALUE           DIVIDEND         GAIN
    FUND           12/31/04           AT COST         FROM SALES     (DEPRECIATION)       09/30/05          INCOME         (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Asset
Portfolio-
Institutional
Class           $   119,054,041   $   872,946,454   $  (945,810,482)  $          --   $    46,190,013   $     1,938,919   $     --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class               119,054,041       872,946,454      (945,810,482)             --        46,190,013         1,953,691         --
==================================================================================================================================
  SUBTOTAL      $   238,108,082   $ 1,745,892,908   $(1,891,620,964)   $         --   $    92,380,026   $     3,892,610   $     --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                       CHANGE IN
                    MARKET                                             UNREALIZED          MARKET                         REALIZED
                    VALUE            PURCHASES         PROCEEDS       APPRECIATION         VALUE           DIVIDEND         GAIN
    FUND           12/31/04           AT COST         FROM SALES     (DEPRECIATION)       09/30/05         INCOME *        (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Asset
Portfolio-
Institutional
Class           $            --   $   122,127,732   $   (49,697,528)   $         --   $    72,430,204   $        33,216   $     --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class                27,306,920       404,168,873      (431,475,793)             --                --           207,459         --
==================================================================================================================================
  SUBTOTAL      $    27,306,920   $   526,296,605   $  (481,173,321)   $         --   $    72,430,204   $       240,675   $     --
==================================================================================================================================
    TOTAL       $   265,415,002   $ 2,272,189,513   $(2,372,794,285)   $         --   $   164,810,230   $     4,133,285   $     --
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.


PEQ-QTR-1                             F-12

         At September 30, 2005, securities with an aggregate value of $70,428,564 were on loan to brokers. The loans were secured by cash collateral of $72,430,204 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $240,675 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 -- OPTION CONTRACTS WRITTEN

                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------
                                            CALL OPTION CONTRACTS
                                        -----------------------------
                                          NUMBER OF        PREMIUMS
                                          CONTRACTS        RECEIVED
                                        ------------     ------------
Beginning of period                               --     $         --
---------------------------------------------------------------------
Written                                       13,600        1,431,028
=====================================================================
End of period                                 13,600     $  1,431,028
_____________________________________________________________________
=====================================================================


                               OPEN CALL OPTIONS WRITTEN AT PERIOD END
---------------------------------------------------------------------------------------------------------
                                                                                               UNREALIZED
                          CONTRACT     STRIKE     NUMBER OF      PREMIUMS     MARKET VALUE    APPRECIATION
                           MONTH       PRICE      CONTRACTS      RECEIVED       09/30/05     (DEPRECIATION)
                          --------   ----------   ----------   ------------   ------------   --------------
BJ Services Co.             Jan-06   $       35       11,000   $    782,808   $  3,440,800   $  (2,657,992)
-----------------------------------------------------------------------------------------------------------
Nabors Industries, Ltd.     Jan-06           70        2,600        648,220      1,723,020      (1,074,800)
===========================================================================================================
                                                      13,600    $ 1,431,028   $  5,163,820   $  (3,732,792)
___________________________________________________________________________________________________________
===========================================================================================================


NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $1,793,302,356 and $3,201,629,522, respectively.
For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $   919,958,395
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (190,751,086)
=================================================================================
Net unrealized appreciation of investment securities             $   729,207,309
_________________________________________________________________________________
=================================================================================
Cost of investments for tax purposes is $4,774,508,401.


PEQ-QTR-1                             F-13

NOTE 6 -- SUBSEQUENT EVENT

The Board of Trustees of AIM Funds Group unanimously approved, on November 14, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which AIM Premier Equity Fund ("Selling Fund") a series of AIM Funds Group, would transfer all of its assets to AIM Charter Fund ("Buying Fund"), a series of AIM Equity Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

         The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around February 28, 2006. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.


PEQ-QTR-1                             F-14

                             AIM SELECT EQUITY FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005





AIMinvestments.com     SEQ-QTR-1 9/05   A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                 --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                                    MARKET
                                                                                      SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--97.56%
ADVERTISING--0.84%
Harte-Hanks, Inc.                                                                           92,900                $ 2,455,347
Omnicom Group Inc.                                                                          10,900                    911,567
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,366,914
==============================================================================================================================
AEROSPACE & DEFENSE--1.37%
General Dynamics Corp.                                                                      18,300                  2,187,765
Lockheed Martin Corp.                                                                        9,700                    592,088
Precision Castparts Corp.                                                                   13,600                    722,160
Rockwell Collins, Inc.                                                                      41,700                  2,014,944
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,516,957
==============================================================================================================================
AIR FREIGHT & LOGISTICS--0.12%
EGL, Inc.                                               (a)                                 17,700                    480,555
==============================================================================================================================
AIRLINES--0.14%
World Air Holdings, Inc.                                (a)                                 52,900                    560,740
==============================================================================================================================
APPAREL RETAIL--1.27%
Abercrombie & Fitch Co.-Class A                                                             10,200                    508,470
Chico's FAS, Inc.                                       (a)                                 24,000                    883,200
Gap, Inc. (The)                                                                             60,900                  1,061,487
Genesco Inc.                                            (a)                                 16,800                    625,632
Payless ShoeSource, Inc.                                (a)                                 76,400                  1,329,360
Stage Stores, Inc.                                                                          25,650                    689,215
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,097,364
==============================================================================================================================
APPAREL, ACCESSORIES & LUXURY GOODS--1.41%
Coach, Inc.                                             (a)                                 75,200                  2,358,272
V. F. Corp.                                                                                 56,900                  3,298,493
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,656,765
==============================================================================================================================
APPLICATION SOFTWARE--1.08%
Amdocs Ltd.                                             (a)                                 20,300                    562,919
Autodesk, Inc.                                                                              27,600                  1,281,744
Epicor Software Corp.                                   (a)                                 71,300                    926,900
Fair Isaac Corp.                                                                            35,300                  1,581,440
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,353,003
==============================================================================================================================


                                                                                                                      MARKET
                                                                                          SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------
ASSET MANAGEMENT & CUSTODY BANKS--1.84%
Affiliated Managers Group, Inc.                         (a)                                 22,350                $ 1,618,587
Bank of New York Co., Inc. (The)                                                           111,900                  3,290,979
Franklin Resources, Inc.                                                                    22,100                  1,855,516
State Street Corp.                                                                          12,600                    616,392
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,381,474
==============================================================================================================================
BIOTECHNOLOGY--0.55%
Amgen Inc.                                              (a)                                  7,500                    597,525
Techne Corp.                                            (a)                                 27,900                  1,589,742
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,187,267
==============================================================================================================================
BUILDING PRODUCTS--1.37%
American Standard Cos. Inc.                                                                 19,100                    889,105
Masco Corp.                                                                                 86,100                  2,641,548
USG Corp.                                               (a)                                 28,900                  1,986,008
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,516,661
==============================================================================================================================
CASINOS & GAMING--0.81%
GTECH Holdings Corp.                                                                        87,700                  2,811,662
Monarch Casino & Resort, Inc.                           (a)                                 26,500                    450,235
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,261,897
==============================================================================================================================
COMMERCIAL PRINTING--0.24%
Harland (John H.) Co.                                                                       21,700                    963,480
==============================================================================================================================
COMMUNICATIONS EQUIPMENT--2.34%
ADTRAN, Inc.                                                                                23,500                    740,250
Cisco Systems, Inc.                                     (a)                                311,400                  5,583,402
Harris Corp.                                                                                17,400                    727,320
Motorola, Inc.                                                                              47,300                  1,044,857
Packeteer, Inc.                                         (a)                                 52,900                    663,895
Scientific-Atlanta, Inc.                                                                    17,100                    641,421
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    9,401,145
==============================================================================================================================
COMPUTER HARDWARE--1.14%
Apple Computer, Inc.                                    (a)                                 17,600                    943,536
Dell Inc.                                               (a)                                105,800                  3,618,360
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,561,896
==============================================================================================================================
COMPUTER STORAGE & PERIPHERALS--0.39%
Komag, Inc.                                             (a)                                 20,500                    655,180
Lexmark International, Inc.-Class A                     (a)                                 14,900                    909,645
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,564,825
==============================================================================================================================
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.66%
Caterpillar Inc.                                                                            44,900                  2,637,875
==============================================================================================================================


                                                                                                                 MARKET
                                                                                      SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.19%
CEMEX, S.A. de C.V.-ADR (Mexico)                                                            14,300                $   747,890
==============================================================================================================================
CONSUMER ELECTRONICS--0.37%
Koninklijke (Royal) Philips Electronics N.V.
-New York Shares (Netherlands)                                                              56,007                  1,494,267
==============================================================================================================================
CONSUMER FINANCE--1.28%
American Express Co.                                                                        47,700                  2,739,888
ASTA Funding, Inc.                                                                          30,600                    929,016
First Cash Financial Services, Inc.                     (a)                                 32,900                    865,928
Providian Financial Corp.                               (a)                                 33,000                    583,440
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,118,272
==============================================================================================================================
DATA PROCESSING & OUTSOURCED SERVICES--1.82%
BISYS Group, Inc. (The)                                 (a)                                 81,500                  1,094,545
Fiserv, Inc.                                            (a)                                100,700                  4,619,109
Paychex, Inc.                                                                               42,800                  1,587,024
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,300,678
==============================================================================================================================
DEPARTMENT STORES--1.24%
Federated Department Stores, Inc.                                                           20,900                  1,397,583
Nordstrom, Inc.                                                                            103,700                  3,558,984
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,956,567
==============================================================================================================================
DIVERSIFIED BANKS--3.86%
Bank of America Corp.                                                                      277,400                 11,678,540
U.S. Bancorp                                                                               136,300                  3,827,304
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   15,505,844
==============================================================================================================================
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.84%
Cendant Corp.                                                                              163,600                  3,376,704
==============================================================================================================================
DIVERSIFIED METALS & MINING--0.27%
Falconbridge Ltd. (Canada)                                                                  40,800                  1,090,176
==============================================================================================================================
ELECTRONIC EQUIPMENT MANUFACTURERS--1.31%
Amphenol Corp.-Class A                                                                      83,700                  3,376,458
Mettler-Toledo International Inc.                       (a)                                 36,700                  1,870,966
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,247,424
==============================================================================================================================
ELECTRONIC MANUFACTURING SERVICES--0.43%
Jabil Circuit, Inc.                                     (a)                                 26,100                    807,012
Trimble Navigation Ltd.                                 (a)                                 27,100                    912,999
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,720,011
==============================================================================================================================


                                                                                                                 MARKET
                                                                                      SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL & FACILITIES SERVICES--0.22%
Stericycle, Inc.                                        (a)                                 15,300                $   874,395
==============================================================================================================================
FOOD RETAIL--1.16%
Kroger Co. (The)                                        (a)                                101,800                  2,096,062
Safeway Inc.                                                                                99,900                  2,557,440
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,653,502
==============================================================================================================================
FOOTWEAR--0.66%
NIKE, Inc.-Class B                                                                          32,500                  2,654,600
==============================================================================================================================
GENERAL MERCHANDISE STORES--0.29%
Pantry, Inc. (The)                                      (a)                                 16,000                    597,920
Target Corp.                                                                                11,000                    571,230
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,169,150
==============================================================================================================================
HEALTH CARE DISTRIBUTORS--1.31%
Cardinal Health, Inc.                                                                       59,700                  3,787,368
McKesson Corp.                                                                              31,000                  1,470,950
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,258,318
==============================================================================================================================
HEALTH CARE EQUIPMENT--1.68%
Bard (C.R.), Inc.                                                                           70,100                  4,628,703
Varian Medical Systems, Inc.                            (a)                                 20,200                    798,102
Waters Corp.                                            (a)                                 31,700                  1,318,720
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,745,525
==============================================================================================================================
HEALTH CARE FACILITIES--1.94%
AmSurg Corp.                                            (a)                                 47,500                  1,299,600
Community Health Systems, Inc.                          (a)                                 55,000                  2,134,550
Kindred Healthcare, Inc.                                (a)                                 30,200                    899,960
Universal Health Services, Inc.-Class B                                                     25,700                  1,224,091
VCA Antech, Inc.                                        (a)                                 86,500                  2,207,480
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,765,681
==============================================================================================================================
HEALTH CARE SERVICES--2.49%
Apria Healthcare Group Inc.                             (a)                                 33,300                  1,062,603
Caremark Rx, Inc.                                       (a)                                 51,500                  2,571,395
Express Scripts, Inc.                                   (a)                                 17,200                  1,069,840
IMS Health Inc.                                                                            116,500                  2,932,305
Quest Diagnostics Inc.                                                                      46,800                  2,365,272
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10,001,415
==============================================================================================================================
HEALTH CARE SUPPLIES--1.29%
Alcon, Inc. (Switzerland)                                                                   33,400                  4,271,192
Sybron Dental Specialties, Inc.                         (a)                                 21,800                    906,444
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,177,636
==============================================================================================================================


                                                                                                                 MARKET
                                                                                      SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------
HOME IMPROVEMENT RETAIL--1.00%
Home Depot, Inc. (The)                                                                      89,800                $ 3,424,972
Sherwin-Williams Co. (The)                                                                  13,400                    590,538
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,015,510
==============================================================================================================================
HOMEBUILDING--0.58%
D.R. Horton, Inc.                                                                           42,200                  1,528,484
NVR, Inc.                                               (a)                                    900                    796,455
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,324,939
==============================================================================================================================
HOMEFURNISHING RETAIL--0.21%
Bed Bath & Beyond Inc.                                  (a)                                 20,700                    831,726
==============================================================================================================================
HOTELS, RESORTS & CRUISE LINES--0.16%
Marriott International, Inc.-Class A                                                        10,500                    661,500
==============================================================================================================================
HOUSEHOLD APPLIANCES--0.45%
Black & Decker Corp. (The)                                                                  22,100                  1,814,189
==============================================================================================================================
HOUSEHOLD PRODUCTS--1.53%
Clorox Co. (The)                                                                            26,500                  1,471,810
Kimberly-Clark Corp.                                                                        10,200                    607,206
Procter & Gamble Co. (The)                                                                  68,600                  4,078,956
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,157,972
==============================================================================================================================
INDUSTRIAL GASES--0.47%
Airgas, Inc.                                                                                63,200                  1,872,616
==============================================================================================================================
INDUSTRIAL MACHINERY--1.96%
Danaher Corp.                                                                               20,400                  1,098,132
Ingersoll-Rand Co. Ltd.-Class A (Bermuda)                                                   59,000                  2,255,570
ITT Industries, Inc.                                                                        39,800                  4,521,280
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,874,982
==============================================================================================================================
INSURANCE BROKERS--1.38%
Aon Corp.                                               (b)(c)                             172,300                  5,527,384
==============================================================================================================================
INTEGRATED OIL & GAS--3.84%
Chevron Corp.                                                                               29,600                  1,916,008
ConocoPhillips                                          (b)                                 16,000                  1,118,560
Exxon Mobil Corp.                                                                          156,400                  9,937,656
Occidental Petroleum Corp.                                                                  28,500                  2,434,755
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   15,406,979
==============================================================================================================================
INTEGRATED TELECOMMUNICATION SERVICES--0.13%
TALK America Holdings, Inc.                             (a)                                 55,500                    523,365
==============================================================================================================================


                                                                                                                 MARKET
                                                                                      SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--1.69%
Goldman Sachs Group, Inc. (The)                                                              7,800                $   948,324
Lehman Brothers Holdings Inc.                                                               19,400                  2,259,712
Merrill Lynch & Co., Inc.                                                                   24,600                  1,509,210
Morgan Stanley                                                                              38,500                  2,076,690
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,793,936
==============================================================================================================================
IT CONSULTING & OTHER SERVICES--0.92%
Accenture Ltd.-Class A (Bermuda)                        (a)                                 55,800                  1,420,668
Anteon International Corp.                              (a)                                 33,000                  1,411,080
Cognizant Technology Solutions Corp.-Class A            (a)                                 18,700                    871,233
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,702,981
==============================================================================================================================
LEISURE PRODUCTS--0.67%
Brunswick Corp.                                                                             41,300                  1,558,249
Marvel Entertainment, Inc.                              (a)                                 64,300                  1,149,041
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,707,290
==============================================================================================================================
LIFE & HEALTH INSURANCE--1.86%
Nationwide Financial Services, Inc.-Class A                                                 88,300                  3,536,415
Prudential Financial, Inc.                              (b)                                 57,900                  3,911,724
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,448,139
==============================================================================================================================
MANAGED HEALTH CARE--5.47%
Aetna Inc.                                                                                  69,300                  5,969,502
CIGNA Corp.                                                                                 14,000                  1,650,040
Coventry Health Care, Inc.                              (a)                                  8,900                    765,578
Sierra Health Services, Inc.                            (a)                                 41,000                  2,823,670
UnitedHealth Group Inc.                                                                    130,000                  7,306,000
WellPoint, Inc.                                         (a)                                 45,100                  3,419,482
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   21,934,272
==============================================================================================================================
METAL & GLASS CONTAINERS--0.18%
Silgan Holdings Inc.                                                                        22,000                    731,720
==============================================================================================================================
MOTORCYCLE MANUFACTURERS--0.38%
Harley-Davidson, Inc.                                                                       31,100                  1,506,484
==============================================================================================================================
MULTI-LINE INSURANCE--1.44%
American Financial Group, Inc.                                                              65,200                  2,212,236
Assurant, Inc.                                                                              22,800                    867,768
Genworth Financial Inc.-Class A                                                             30,000                    967,200
Hartford Financial Services Group, Inc. (The)                                               22,500                  1,736,325
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,783,529
==============================================================================================================================
MULTI-UTILITIES--0.16%
PG&E Corp.                                                                                  16,700                    655,475
==============================================================================================================================


                                                                                                                 MARKET
                                                                                      SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------
OFFICE SERVICES & SUPPLIES--0.36%
Brady Corp.-Class A                                                                         46,200                $ 1,429,428
==============================================================================================================================
OIL & GAS DRILLING--1.95%
Nabors Industries, Ltd.                                 (a)                                 10,700                    768,581
Pride International, Inc.                               (a)                                 48,400                  1,379,884
Todco-Class A                                                                               58,000                  2,419,180
Transocean Inc.                                         (a)(b)                              53,300                  3,267,823
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,835,468
==============================================================================================================================
OIL & GAS EQUIPMENT & SERVICES--1.10%
BJ Services Co.                                                                             79,800                  2,872,002
Cal Dive International, Inc.                            (a)                                 24,400                  1,547,204
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,419,206
==============================================================================================================================
OIL & GAS EXPLORATION & PRODUCTION--1.31%
Anadarko Petroleum Corp.                                                                    14,300                  1,369,225
Cimarex Energy Co.                                      (a)                                 15,500                    702,615
Devon Energy Corp.                                                                          16,500                  1,132,560
Harvest Natural Resources, Inc.                         (a)                                 54,900                    589,077
Noble Energy, Inc.                                                                          15,800                    741,020
Swift Energy Co.                                        (a)                                 16,200                    741,150
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,275,647
==============================================================================================================================
OIL & GAS REFINING & MARKETING --0.60%
Valero Energy Corp.                                     (b)                                 21,400                  2,419,484
==============================================================================================================================
OIL & GAS STORAGE & TRANSPORTATION--0.28%
TransMontaigne Inc.                                     (a)                                139,400                  1,113,806
==============================================================================================================================
OTHER DIVERSIFIED FINANCIAL SERVICES--0.90%
Citigroup Inc.                                                                              79,200                  3,605,184
==============================================================================================================================
PACKAGED FOODS & MEATS--0.45%
Flowers Foods, Inc.                                                                         66,150                  1,804,572
==============================================================================================================================
PHARMACEUTICALS--5.58%
Johnson & Johnson                                                                          177,300                 11,219,544
Merck & Co. Inc.                                                                            46,200                  1,257,102
Novartis A.G.-ADR (Switzerland)                                                             89,600                  4,569,600
Pfizer Inc.                                                                                130,500                  3,258,585
Wyeth                                                                                       45,500                  2,105,285
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   22,410,116
==============================================================================================================================


                                                                                                                 MARKET
                                                                                      SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--4.98%
ACE Ltd.                                                (b)                                125,200                $ 5,893,164
American Physicians Capital, Inc.                       (a)                                 18,000                    884,340
Chubb Corp. (The)                                                                            7,300                    653,715
FPIC Insurance Group, Inc.                              (a)                                 22,700                    816,973
LandAmerica Financial Group, Inc.                                                           70,000                  4,525,500
MBIA Inc.                                                                                   26,700                  1,618,554
Philadelphia Consolidated Holding Corp.                 (a)                                 10,000                    849,000
Safeco Corp.                                                                                21,400                  1,142,332
Selective Insurance Group, Inc.                                                             21,800                  1,066,020
Stewart Information Services Corp.                                                          14,500                    742,400
United Fire & Casualty Co.                                                                  24,000                  1,082,640
W. R. Berkley Corp.                                                                         17,600                    694,848
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   19,969,486
==============================================================================================================================
PUBLISHING--0.41%
McGraw-Hill Cos., Inc. (The)                                                                34,600                  1,662,184
==============================================================================================================================
REGIONAL BANKS--2.55%
City National Corp.                                                                         67,200                  4,710,048
Cullen/Frost Bankers, Inc.                                                                  33,800                  1,667,692
KeyCorp                                                                                     76,700                  2,473,575
Zions Bancorp.                                                                              19,200                  1,367,232
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10,218,547
==============================================================================================================================
REINSURANCE--0.95%
Endurance Specialty Holdings Ltd.                                                          111,800                  3,813,498
==============================================================================================================================
RESTAURANTS--2.96%
CEC Entertainment Inc.                                  (a)                                 59,500                  1,889,720
Darden Restaurants, Inc.                                                                    92,800                  2,818,336
Lone Star Steakhouse & Saloon, Inc.                                                         40,800                  1,060,800
Papa John's International, Inc.                         (a)                                 12,400                    621,488
Yum! Brands, Inc.                                                                          113,400                  5,489,694
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   11,880,038
==============================================================================================================================
SEMICONDUCTORS--2.71%
Broadcom Corp.-Class A                                  (a)                                 13,600                    637,976
DSP Group, Inc.                                         (a)                                 37,400                    959,684
Intel Corp.                                                                                239,200                  5,896,280
Microchip Technology Inc.                                                                   22,100                    665,652
National Semiconductor Corp.                                                                35,300                    928,390
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR  (Taiwan)                                   82,000                    674,040
Texas Instruments Inc.                                                                      32,900                  1,115,310
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10,877,332
==============================================================================================================================
SOFT DRINKS--1.60%
PepsiCo, Inc.                                                                              113,200                  6,419,572
==============================================================================================================================


                                                                                                                 MARKET
                                                                                      SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED CONSUMER SERVICES--0.87%
H&R Block, Inc.                                                                             77,200               $  1,851,256
Jackson Hewitt Tax Service Inc.                                                             68,100                  1,628,271
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,479,527
==============================================================================================================================
SPECIALTY STORES--0.82%
Michaels Stores, Inc.                                                                       31,400                  1,038,084
Staples, Inc.                                                                              105,700                  2,253,524
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,291,608
==============================================================================================================================
STEEL--0.34%
IPSCO, Inc. (Canada)                                                                        19,000                  1,358,310
==============================================================================================================================
SYSTEMS SOFTWARE--1.95%
Microsoft Corp.                                                                             87,400                  2,248,802
Oracle Corp.                                            (a)                                139,400                  1,727,166
Progress Software Corp.                                 (a)                                121,700                  3,866,409
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,842,377
==============================================================================================================================
TECHNOLOGY DISTRIBUTORS--0.28%
CDW Corp.                                                                                   18,800                  1,107,696
==============================================================================================================================
THRIFTS & MORTGAGE FINANCE--1.55%
Fannie Mae                                                                                  16,600                    744,012
Freddie Mac                                                                                 22,300                  1,259,058
MGIC Investment Corp.                                                                       22,500                  1,444,500
Radian Group Inc.                                                                           41,500                  2,203,650
Washington Mutual, Inc.                                                                     13,216                    549,133
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,200,353
==============================================================================================================================
TOBACCO--0.10%
Vector Group Ltd.                                       (c)                                 20,895                    418,109
==============================================================================================================================
TRADING COMPANIES & DISTRIBUTORS--0.14%
MSC Industrial Direct Co., Inc.-Class A                                                     17,000                    563,890
==============================================================================================================================
TRUCKING--0.12%
Yellow Roadway Corp.                                    (a)                                 11,800                    488,756
==============================================================================================================================
Total Common Stocks & Other Equity Interests
(Cost $332,706,495)                                                                                               391,546,055
==============================================================================================================================


                                                                                                                 MARKET
                                                                                      SHARES                     VALUE
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--2.40%
Liquid Assets Portfolio-Institutional Class             (d)                              4,811,205             $   4,811,205
============================================================================================================================
STIC Prime Portfolio-Institutional Class                (d)                              4,811,205                 4,811,205
============================================================================================================================
Total Money Market Funds (Cost $9,622,410)                                                                         9,622,410
============================================================================================================================
TOTAL INVESTMENTS--99.96% (excluding investments
purchased with cash collateral from securities
loaned) (Cost $342,328,905)                                                                                      401,168,465
============================================================================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED
MONEY MARKET FUNDS--0.04%
Liquid Assets Portfolio-Institutional Class             (d)(e)                             180,295                   180,295
============================================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned)
(Cost $180,295)                                                                                                      180,295
============================================================================================================================
TOTAL INVESTMENTS--100.00%
(Cost $342,509,200)                                                                                            $ 401,348,760
============================================================================================================================

      Investment Abbreviations:

      ADR- American Depositary Receipt

      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) A portion of this security is subject to call options written. See Note 1E and Note 4.

(c) All or a portion of this security has been pledged as collateral for securities lending transactions at September 30, 2005.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

           A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

           Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

           Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

           Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

           Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

           Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

           Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
    (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

           The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written.

    The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                             CHANGE IN
               MARKET                                        UNREALIZED      MARKET                   REALIZED
               VALUE          PURCHASES       PROCEEDS      APPRECIATION     VALUE        DIVIDEND      GAIN
FUND          12/31/04         AT COST       FROM SALES    (DEPRECIATION)   09/30/05       INCOME      (LOSS)
---------------------------------------------------------------------------------------------------------------
Liquid
Assets
Portfolio-
Institutional
Class         $ 7,878,327  $  38,232,144  $ (41,299,266) $       --        $ 4,811,205  $  136,881  $    --
---------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class           7,878,327     38,232,144    (41,299,266)         --          4,811,205     138,316       --
---------------------------------------------------------------------------------------------------------------
   SUBTOTAL   $ 15,756,654 $  76,464,288  $ (82,598,532) $       --        $ 9,622,410  $  275,197  $    --
---------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                             CHANGE IN
                MARKET                                       UNREALIZED      MARKET                   REALIZED
                VALUE         PURCHASES       PROCEEDS      APPRECIATION     VALUE        DIVIDEND      GAIN
FUND           12/31/04        AT COST       FROM SALES    (DEPRECIATION)   09/30/05       INCOME*     (LOSS)
---------------------------------------------------------------------------------------------------------------
Liquid
Assets
Portfolio-
Institutional
Class         $         -- $   11,759,475 $ (11,579,180) $              -- $    180,295 $     3,144 $       --
---------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class           10,195,750     22,693,485   (32,889,235)                --           --      24,449         --
---------------------------------------------------------------------------------------------------------------
   SUBTOTAL   $ 10,195,750 $   34,452,960 $ (44,468,415) $              -- $    180,295 $    27,593 $       --
---------------------------------------------------------------------------------------------------------------
   TOTAL      $ 25,952,404 $  110,917,248 $(127,066,947) $              -- $  9,802,705 $   302,790 $       --
===============================================================================================================

* Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

           At September 30, 2005, securities with an aggregate value of $175,307 were on loan to brokers. The loans were secured by cash collateral of $180,295 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $27,593 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - OPTION CONTRACTS WRITTEN


                        TRANSACTIONS DURING THE PERIOD
----------------------------------------------------------------------------

                                           CALL OPTION CONTRACTS
                                --------------------------------------------
                                   NUMBER OF                   PREMIUMS
                                   CONTRACTS                   RECEIVED
                                -----------------         -----------------
Beginning of period                          694                $    61,920
----------------------------------------------------------------------------
Written                                    4,615                    267,215
----------------------------------------------------------------------------
Closed                                      (760)                   (48,258)
----------------------------------------------------------------------------
Exercised                                 (1,200)                   (94,732)
----------------------------------------------------------------------------

Expired                                   (2,924)                  (159,061)
----------------------------------------------------------------------------
End of period                                425               $     27,084
============================================================================

                                              OPEN OPTIONS WRITTEN AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------

                                                                                                               CHANGE IN
                                                                      NUMBER                                   UNREALIZED
                                                 CONTRACT   STRIKE      OF       PREMIUMS     MARKET VALUE    APPRECIATION
                                                   MONTH    PRICE   CONTRACTS    RECEIVED       09/30/05     (DEPRECIATION)
                                                 ---------- ------- ----------  ----------  --------------- ---------------
CALLS

ACE Ltd.                                          Nov-05    $50.0       85        $3,230        $6,588         ($3,358)
---------------------------------------------------------------------------------------------------------------------------
Aon Corp.                                         Nov-05     35.0      125         3,500         4,375            (875)
---------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                    Nov-05     75.0       55         5,610         7,150          (1,540)
---------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                        Nov-05     70.0       60         3,780         7,650          (3,870)
---------------------------------------------------------------------------------------------------------------------------
Transocean Inc.                                   Nov-05     70.0       65         4,420         5,850          (1,430)
---------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                               Nov-05    130.0       35         6,544         7,175            (631)
---------------------------------------------------------------------------------------------------------------------------
Total outstanding options written                                      425       $27,084       $38,788        ($11,704)
===========================================================================================================================

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $320,768,677 and $395,082,999, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
 ------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities                          $     68,745,052
-----------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                              (9,905,492)
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                $     58,839,560
=====================================================================================================

Cost of investments is the same for tax and financial statement purposes.

                                                       AIM SMALL CAP EQUITY FUND
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS o SEPTEMBER 30, 2005


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS                    [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--

AIMinvestments.com          SCE-QTR-1 9/05                   AIM Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)


                                                                                                    MARKET
                                                                          SHARES                     VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--97.66%

ADVERTISING--1.01%

R.H. Donnelley Corp.                           (a)                         70,400                $ 4,453,504
============================================================================================================

AEROSPACE & DEFENSE--2.42%

Alliant Techsystems Inc.                       (a)                         75,500                  5,636,075
------------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp.                                                       81,400                  5,023,194
============================================================================================================
                                                                                                  10,659,269
============================================================================================================

AIR FREIGHT & LOGISTICS--1.04%

UTI Worldwide, Inc.                                                        58,554                  4,549,646
============================================================================================================

ALUMINUM--0.46%

Century Aluminum Co.                           (a)                         89,500                  2,011,960
============================================================================================================

APPAREL RETAIL--3.63%

Dress Barn, Inc. (The)                         (a)                        134,321                  3,057,146
------------------------------------------------------------------------------------------------------------
Genesco Inc.                                   (a)                         90,379                  3,365,714
------------------------------------------------------------------------------------------------------------
Guess?, Inc.                                   (a)                        142,886                  3,062,047
------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                        118,149                  3,174,664
------------------------------------------------------------------------------------------------------------
Too Inc.                                       (a)                        120,002                  3,291,655
============================================================================================================
                                                                                                  15,951,226
============================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.89%

Kenneth Cole Productions, Inc.-Class A                                    143,700                  3,921,573
============================================================================================================

APPLICATION SOFTWARE--3.01%

FileNET Corp.                                  (a)                        120,500                  3,361,950
------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.                       (a)                         69,200                  3,366,580
------------------------------------------------------------------------------------------------------------
SERENA Software, Inc.                          (a)                        208,800                  4,161,384
------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc.           (a)                         85,000                  2,367,250
============================================================================================================
                                                                                                  13,257,164
============================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.05%

Affiliated Managers Group, Inc.                (a)                         63,600                  4,605,912
============================================================================================================

SCE-QTR-1                           F-1

                                                                                                    MARKET
                                                                          SHARES                     VALUE
------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.73%

CV Therapeutics, Inc.                          (a)                         76,059                $ 2,034,578
------------------------------------------------------------------------------------------------------------
DOV Pharmaceutical, Inc.                       (a)(b)                     122,400                  2,078,352
------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.                   (a)                         71,000                  3,492,490
============================================================================================================
                                                                                                   7,605,420
============================================================================================================

BUILDING PRODUCTS--0.65%

NCI Building Systems, Inc.                     (a)                         70,300                  2,867,537
============================================================================================================

CASINOS & GAMING--0.97%

Pinnacle Entertainment, Inc.                   (a)                        233,300                  4,276,389
============================================================================================================

COMMERCIAL PRINTING--0.67%

Banta Corp.                                                                57,700                  2,936,353
============================================================================================================

COMMUNICATIONS EQUIPMENT--1.95%

CommScope, Inc.                                (a)                        225,400                  3,908,436
------------------------------------------------------------------------------------------------------------
Packeteer, Inc.                                (a)                        290,200                  3,642,010
------------------------------------------------------------------------------------------------------------
SpectraLink Corp.                              (b)                         81,016                  1,032,954
============================================================================================================
                                                                                                   8,583,400
============================================================================================================

COMPUTER HARDWARE--1.91%

Intergraph Corp.                               (a)                         86,500                  3,867,415
------------------------------------------------------------------------------------------------------------
Stratasys, Inc.                                (a)                        153,100                  4,547,070
============================================================================================================
                                                                                                   8,414,485
============================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.74%

Emulex Corp.                                   (a)                        160,830                  3,250,374
============================================================================================================

CONSTRUCTION & ENGINEERING--0.87%

URS Corp.                                      (a)                         94,800                  3,828,972
============================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--3.80%

Manitowoc Co., Inc. (The)                                                 122,200                  6,140,550
------------------------------------------------------------------------------------------------------------
Wabash National Corp.                                                     182,000                  3,578,120
------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                              256,500                  6,997,320
============================================================================================================
                                                                                                  16,715,990
============================================================================================================

CONSUMER FINANCE--0.95%

World Acceptance Corp.                         (a)                        164,800                  4,187,568
============================================================================================================


SCE-QTR-1                           F-2

                                                                                                    MARKET
                                                                          SHARES                     VALUE
------------------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES--2.10%

BISYS Group, Inc. (The)                        (a)                        313,000                $ 4,203,590
------------------------------------------------------------------------------------------------------------
Wright Express Corp.                           (a)                        233,200                  5,034,788
============================================================================================================
                                                                                                   9,238,378
============================================================================================================

DIVERSIFIED CHEMICALS--0.99%

FMC Corp.                                      (a)                         76,262                  4,363,712
============================================================================================================

DIVERSIFIED METALS & MINING--0.96%

Compass Minerals International, Inc.                                      183,700                  4,225,100
============================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--2.19%

Rollins, Inc.                                                             220,228                  4,298,850
------------------------------------------------------------------------------------------------------------
Waste Connections, Inc.                        (a)                        151,600                  5,318,128
============================================================================================================
                                                                                                   9,616,978
============================================================================================================

FOOD RETAIL--0.92%

Ruddick Corp.                                                             176,355                  4,064,983
============================================================================================================

GAS UTILITIES--1.86%

Energen Corp.                                                             132,200                  5,718,972
------------------------------------------------------------------------------------------------------------
New Jersey Resources Corp.                                                 53,500                  2,459,930
============================================================================================================
                                                                                                   8,178,902
============================================================================================================

HEALTH CARE EQUIPMENT--0.96%

Invacare Corp.                                                            101,300                  4,221,171
============================================================================================================

HEALTH CARE FACILITIES--2.33%

Kindred Healthcare, Inc.                       (a)                        144,300                  4,300,140
------------------------------------------------------------------------------------------------------------
VCA Antech, Inc.                               (a)                        232,200                  5,925,744
============================================================================================================
                                                                                                  10,225,884
============================================================================================================

HEALTH CARE SERVICES--1.05%

Apria Healthcare Group Inc.                    (a)                        145,100                  4,630,141
============================================================================================================

HEALTH CARE SUPPLIES--3.98%

DJ Orthopedics Inc.                            (a)                        186,800                  5,405,992
------------------------------------------------------------------------------------------------------------
Haemonetics Corp.                              (a)                        122,200                  5,808,166
------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.                (a)                        150,700                  6,266,106
============================================================================================================
                                                                                                  17,480,264
============================================================================================================

SCE-QTR-1                             F-3

                                                                                                    MARKET
                                                                          SHARES                     VALUE
------------------------------------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES--1.12%

La Quinta Corp.                                (a)                        568,200                $ 4,937,658
============================================================================================================

HOUSEHOLD APPLIANCES--1.01%

Snap-on Inc.                                                              122,600                  4,428,312
============================================================================================================

HOUSEHOLD PRODUCTS--0.87%

Central Garden & Pet Co.                       (a)                         84,756                  3,835,209
============================================================================================================

INDUSTRIAL GASES--1.05%

Airgas, Inc.                                                              155,112                  4,595,969
============================================================================================================

INDUSTRIAL MACHINERY--2.27%

Kaydon Corp.                                                              149,700                  4,252,977
------------------------------------------------------------------------------------------------------------
Middleby Corp. (The)                           (a)                         79,100                  5,734,750
============================================================================================================
                                                                                                   9,987,727
============================================================================================================

INSURANCE BROKERS--0.86%

Hilb Rogal and Hobbs Co.                                                  100,800                  3,761,856
============================================================================================================

INTERNET SOFTWARE & SERVICES--1.21%

United Online, Inc.                                                       383,400                  5,310,090
============================================================================================================

INVESTMENT BANKING & BROKERAGE--0.38%

CMET Finance Holdings, Inc. (Acquired
12/08/03; Cost $4,480,000)                     (a)(c)(d)                   44,800                  1,666,112
============================================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED
FUNDS--0.57%

iShares Nasdaq Biotechnology Index Fund        (a)(b)                      32,900                  2,521,456
============================================================================================================

MANAGED HEALTH CARE--1.27%
AMERIGROUP Corp.                               (a)                         87,800                  1,678,736
------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc.                   (a)                         56,700                  3,904,929
============================================================================================================
                                                                                                   5,583,665
============================================================================================================

METAL & GLASS CONTAINERS--1.01%

AptarGroup, Inc.                                                           89,107                  4,438,420
============================================================================================================

SCE-QTR-1                             F-4

                                                                                                     MARKET
                                                                           SHARES                     VALUE
------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES--0.55%

Avista Corp.                                                              124,300                $ 2,411,420
============================================================================================================

OFFICE SERVICES & SUPPLIES--0.67%

Brady Corp.-Class A                                                        95,500                  2,954,770
============================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.61%

FMC Technologies, Inc.                         (a)                        118,700                  4,998,457
------------------------------------------------------------------------------------------------------------
Oceaneering International, Inc.                (a)                        120,900                  6,457,269
============================================================================================================
                                                                                                  11,455,726
============================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--6.21%

Comstock Resources, Inc.                       (a)                        139,300                  4,570,433
------------------------------------------------------------------------------------------------------------
Penn Virginia Corp.                                                       127,300                  7,346,483
------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co.            (a)                        172,200                  7,373,604
------------------------------------------------------------------------------------------------------------
Warren Resources Inc.                          (a)                        478,500                  8,014,875
============================================================================================================
                                                                                                  27,305,395
============================================================================================================

PACKAGED FOODS & MEATS--1.95%

Flowers Foods, Inc.                                                       177,700                  4,847,656
------------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc.                          (a)(b)                     138,500                  3,722,880
============================================================================================================
                                                                                                   8,570,536
============================================================================================================

PHARMACEUTICALS--0.98%

Adams Respiratory Therapeutics, Inc.           (a)(b)                      43,700                  1,411,073
------------------------------------------------------------------------------------------------------------
Aspreva Pharmaceuticals Corp. (Canada)         (a)                        203,000                  2,894,780
============================================================================================================
                                                                                                   4,305,853
============================================================================================================

PROPERTY & CASUALTY INSURANCE--3.47%

Assured Guaranty Ltd.                                                     243,300                  5,822,169
------------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc.                     (a)                        121,150                  4,360,188
------------------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Corp.        (a)                         59,900                  5,085,510
============================================================================================================
                                                                                                  15,267,867
============================================================================================================

REAL ESTATE--3.85%

Alexandria Real Estate Equities, Inc.                                      35,100                  2,902,419
------------------------------------------------------------------------------------------------------------
Global Signal Inc.                                                        141,200                  6,317,288
------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties                                                  139,000                  4,788,550
------------------------------------------------------------------------------------------------------------
Universal Health Realty Income Trust                                       88,400                  2,939,300
============================================================================================================
                                                                                                  16,947,557
============================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.27%

Jones Lang LaSalle Inc.                                                   121,550                  5,598,593
============================================================================================================

SCE-QTR-1                              F-5

                                                                                                     MARKET
                                                                           SHARES                     VALUE
------------------------------------------------------------------------------------------------------------
REGIONAL BANKS--6.39%

Alabama National BanCorp.                                                  55,300                $ 3,535,882
------------------------------------------------------------------------------------------------------------
Boston Private Financial Holdings, Inc.                                   136,000                  3,609,440
------------------------------------------------------------------------------------------------------------
Columbia Banking System, Inc.                                              89,900                  2,358,077
------------------------------------------------------------------------------------------------------------
CVB Financial Corp.                                                       128,150                  2,383,590
------------------------------------------------------------------------------------------------------------
Hancock Holding Co.                                                        69,700                  2,379,558
------------------------------------------------------------------------------------------------------------
MB Financial, Inc.                                                         84,900                  3,309,402
------------------------------------------------------------------------------------------------------------
Signature Bank                                 (a)                        103,500                  2,793,465
------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                 152,900                  2,249,159
------------------------------------------------------------------------------------------------------------
Sterling Financial Corp.                                                   98,400                  2,218,920
------------------------------------------------------------------------------------------------------------
Wintrust Financial Corp.                                                   64,600                  3,246,796
============================================================================================================
                                                                                                  28,084,289
============================================================================================================

RESTAURANTS--1.92%

Papa John's International, Inc.                (a)                         89,080                  4,464,690
------------------------------------------------------------------------------------------------------------
Steak n Shake Co. (The)                        (a)                        220,048                  3,993,871
============================================================================================================
                                                                                                   8,458,561
============================================================================================================

SEMICONDUCTOR EQUIPMENT--2.20%

ATMI, Inc.                                     (a)                        173,600                  5,381,600
------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.(a)                        101,700                  4,309,029
============================================================================================================
                                                                                                   9,690,629
============================================================================================================

SEMICONDUCTORS--3.00%

DSP Group, Inc.                                (a)                        201,500                  5,170,490
------------------------------------------------------------------------------------------------------------
Micrel, Inc.                                   (a)                        359,200                  4,033,816
------------------------------------------------------------------------------------------------------------
Semtech Corp.                                  (a)                        122,800                  2,022,516
------------------------------------------------------------------------------------------------------------
Silicon Laboratories Inc.                      (a)                         65,000                  1,975,350
============================================================================================================
                                                                                                  13,202,172
============================================================================================================

SPECIALTY CHEMICALS--1.97%

Albemarle Corp.                                                           122,096                  4,603,019
------------------------------------------------------------------------------------------------------------
Minerals Technologies Inc.                                                 70,850                  4,053,328
============================================================================================================
                                                                                                   8,656,347
============================================================================================================

SYSTEMS SOFTWARE--1.07%

Progress Software Corp.                        (a)                        148,000                  4,701,960
============================================================================================================

TIRES & RUBBER--0.47%

Bandag, Inc.                                                               48,600                  2,082,996
============================================================================================================

TRADING COMPANIES & DISTRIBUTORS--1.22%

Watsco, Inc.                                                              101,000                  5,364,110
============================================================================================================

SCE-QTR-1                             F-6

                                                                                                     MARKET
                                                                           SHARES                     VALUE
------------------------------------------------------------------------------------------------------------
TRUCKING--1.15%

Landstar System, Inc.                                                     126,400                $ 5,059,792
============================================================================================================

Total Common Stocks & Other Equity Interests                                                     429,507,302
(Cost $347,235,210)
============================================================================================================

MONEY MARKET FUNDS--0.85%

Liquid Assets Portfolio-Institutional Class    (e)                      1,873,949                  1,873,949
------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class       (e)                      1,873,949                  1,873,949
============================================================================================================

Total Money Market Funds (Cost $3,747,898)                                                         3,747,898
============================================================================================================
TOTAL INVESTMENTS--98.51% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $350,983,108)                                                           433,255,200
============================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--1.49%

Liquid Assets Portfolio-Institutional Class    (e)(f)                   3,275,823                  3,275,823
------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class       (e)(f)                   3,275,823                  3,275,823
============================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost
$6,551,646)                                                                                        6,551,646
============================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost
$357,534,754)                                                                                  $ 439,806,846
____________________________________________________________________________________________________________
============================================================================================================

Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at September 30, 2005.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at September 30, 2005 represented 0.38% of the Fund's Total Investments. The security is considered to be illiquid. The Fund is limited to investing 15% of the net assets in illiquid securities.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at September 30, 2005 represented 0.38% of the Fund's Total Investments. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

         See accompanying notes which are an integral part of this schedule.



SCE-QTR-1                           F-7

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

                  A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

                  Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                  Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

                  Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                  Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.



SCE-QTR-1                            F-8

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.




SCE-QTR-1                           F-9

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:



                                                                        CHANGE IN
                              MARKET                     PROCEEDS       UNREALIZED     MARKET               REALIZED
                               VALUE       PURCHASES       FROM        APPRECIATION    VALUE     DIVIDEND    GAIN
FUND                         12/31/04       AT COST        SALES      (DEPRECIATION) 09/30/05     INCOME     (LOSS)
--------------------------------------------------------------------------------------------------------------------
Liquid Assets Portolio-    $  2,284,239  $ 73,921,902   $ (74,332,192) $        --  $1,873,949   $  85,399   $    --
Institutional Class
--------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-         2,284,239    73,921,902     (74,332,192)          --   1,873,949      86,024        --
Institutional Class
====================================================================================================================
   SUBTOTAL                $  4,568,478  $147,843,804   $(148,664,384) $        --  $3,747,898   $ 171,423   $    --
====================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                        CHANGE IN
                              MARKET                      PROCEEDS      UNREALIZED     MARKET                REALIZED
                               VALUE        PURCHASES       FROM       APPRECIATION    VALUE      DIVIDEND    GAIN
FUND                         12/31/04        AT COST        SALES     (DEPRECIATION)  09/30/05    INCOME*     (LOSS)
--------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-   $ 11,898,095  $ 19,753,157   $ (28,375,429) $        --  $ 3,275,823  $  18,482   $    --
Institutional Class
--------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-      $ 11,898,095    19,744,616     (28,366,888)          --    3,275,823     18,850        --
Institutional Class
====================================================================================================================
   SUBTOTAL                $ 23,796,190  $ 39,497,773   $ (56,742,317) $        --  $ 6,551,646  $  37,332   $    --
====================================================================================================================
   TOTAL                   $ 28,364,668  $187,341,577   $(205,406,701) $        --  $10,299,544  $ 208,755   $    --
____________________________________________________________________________________________________________________
====================================================================================================================

* Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At September 30, 2005, securities with an aggregate value of $6,423,183 were on loan to brokers. The loans were secured by cash collateral of $6,551,646 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $37,332 for securities lending transactions, which are net of compensation to counterparties.

SCE-QTR-1                             F-10

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $190,579,790 and $257,465,800, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
   ----------------------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities              $     93,699,507
   ----------------------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities                 (11,469,707)
   ========================================================================================
   Net unrealized appreciation of investment securities                    $     82,229,800
   ________________________________________________________________________________________
   ========================================================================================
   Cost of investments for tax purposes is $357,577,046.


SCE-QTR-1                              F-11

Item 2.  Controls and Procedures.

    (a) As of September 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

    (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Funds Group

By:      /s/ ROBERT H. GRAHAM
         ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2005


By:      /s/ SIDNEY M. DILGREN
         ----------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    November 29, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.